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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.1%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.5%
Bed Bath & Beyond, Inc.                                                    131,639                            $ 3,868,870 (a)
Cablevision Systems Corp.                                                   21,528                                527,436 (a)
Carnival Corp.                                                              71,275                              3,171,025
Comcast Corp. (Class A)                                                    345,280                              6,256,474 (a)
General Motors Corp.                                                        19,888                                495,012
Kohl's Corp.                                                                18,509                                847,712 (a)
Koninklijke Philips Electronics N.V. ADR                                    38,274                              1,636,214
Liberty Global, Inc. (Series C)                                             36,539                              1,336,962 (a)
Liberty Media Holding Corp - Capital (Series A)                             19,303                              2,248,606 (a)
Lowe's Companies, Inc.                                                     121,283                              2,743,421
News Corp. (Class A)                                                        89,050                              1,824,635
Omnicom Group, Inc.                                                        153,845                              7,312,253
Staples, Inc.                                                               40,034                                923,584
Target Corp.                                                                13,089                                654,450
The Cheesecake Factory                                                      22,808                                540,778 (a)
Time Warner, Inc.                                                          183,147                              3,023,757
                                                                                                               37,411,189

CONSUMER STAPLES - 11.7%
Alberto-Culver Co.                                                          47,415                              1,163,564
Clorox Co.                                                                  45,208                              2,946,205
Colgate-Palmolive Co.                                                       59,717                              4,655,537
Diageo PLC ADR                                                               9,499                                815,299
General Mills, Inc.                                                         75,147                              4,283,379
Kimberly-Clark Corp.                                                        80,220                              5,562,455
McCormick & Company, Inc.                                                   57,539                              2,181,303
Nestle S.A. ADR                                                             12,764                              1,461,478
PepsiCo, Inc.                                                              143,691                             10,906,147
Procter & Gamble Co.                                                       181,776                             13,345,994
Sara Lee Corp.                                                              45,207                                726,024
The Coca-Cola Co.                                                           10,686                                655,800
The Estee Lauder Companies Inc. (Class A)                                   22,245                                970,104
Wal-Mart Stores, Inc.                                                       44,525                              2,116,273
                                                                                                               51,789,562

ENERGY - 10.6%
Apache Corp.                                                                13,654                              1,468,351
Devon Energy Corp.                                                          28,564                              2,539,625
EOG Resources, Inc.                                                         19,263                              1,719,223
Exxon Mobil Corp.                                                          160,494                             15,036,683 (h)
Halliburton Co.                                                            113,681                              4,309,647
Hess Corp.                                                                  49,583                              5,000,941
Marathon Oil Corp.                                                           9,795                                596,124
Nabors Industries Ltd.                                                      25,115                                687,900 (a)
Schlumberger Ltd.                                                           72,531                              7,134,874
Suncor Energy, Inc.                                                          6,759                                734,906
Transocean, Inc.                                                            54,360                              7,781,634
                                                                                                               47,009,908

FINANCIALS - 12.5%
ACE Ltd.                                                                    31,226                              1,929,142
Allstate Corp.                                                              34,433                              1,798,436 (h)
American International Group, Inc.                                         231,956                             13,523,035
AON Corp.                                                                   35,620                              1,698,718
Bank of New York Mellon Corp.                                               48,681                              2,373,686
Berkshire Hathaway, Inc. (Class B)                                              81                                383,616 (a)
BlackRock Inc. (Class A)                                                     4,749                              1,029,583
CB Richard Ellis Group, Inc. (Class A)                                      87,328                              1,881,918 (a)
Chubb Corp.                                                                 35,620                              1,944,140
Citigroup, Inc.                                                            159,557                              4,697,358
Federal Home Loan Mortgage Corp.                                            72,059                              2,455,050
Federal National Mortgage Assoc.                                            37,338                              1,492,773
Goldman Sachs Group, Inc.                                                    5,486                              1,179,764
Hartford Financial Services Group, Inc.                                     10,887                                949,238
HCC Insurance Holdings, Inc.                                                24,524                                703,348
JP Morgan Chase & Co.                                                       17,970                                784,390
Metlife, Inc.                                                               77,690                              4,787,258
State Street Corp.                                                         109,846                              8,919,495 (e)
SunTrust Banks, Inc.                                                        34,079                              2,129,597
US Bancorp                                                                  14,352                                455,532
                                                                                                               55,116,077

HEALTHCARE - 13.2%
Abbott Laboratories                                                         79,059                              4,439,163
Aetna, Inc.                                                                 64,304                              3,712,270
Amgen, Inc.                                                                195,447                              9,076,559 (a)
Baxter International, Inc.                                                  50,089                              2,907,666
Boston Scientific Corp.                                                     55,988                                651,140 (a)
Bristol-Myers Squibb Co.                                                    55,612                              1,474,830
Covidien Ltd.                                                               39,466                              1,747,949
DaVita, Inc.                                                                25,825                              1,455,239 (a)
Genentech Inc.                                                              16,148                              1,083,046 (a)
Gilead Sciences, Inc.                                                       46,226                              2,126,858 (a)
GlaxoSmithKline PLC ADR                                                     20,808                              1,048,515
Johnson & Johnson                                                           20,482                              1,366,149
Lincare Holdings Inc.                                                        7,108                                249,917 (a)
McKesson Corp.                                                              27,606                              1,808,469
Medco Health Solutions, Inc.                                                 5,023                                509,332 (a)
Medtronic Inc.                                                              66,055                              3,320,585
Merck & Company, Inc.                                                       28,900                              1,679,379
Novartis AG ADR                                                              6,827                                370,774
Resmed, Inc.                                                                45,113                              2,369,786 (a)
Thermo Electron Corp.                                                       10,983                                633,499 (a)
UnitedHealth Group, Inc.                                                   159,122                              9,260,900
Wyeth                                                                      162,406                              7,176,721 (h)
                                                                                                               58,468,746

INDUSTRIALS - 8.0%
ABB Ltd. ADR                                                                47,494                              1,367,827
CAE, Inc.                                                                  186,210                              2,511,227
Cooper Industries Ltd.                                                      35,879                              1,897,282
Deere & Co.                                                                 21,966                              2,045,474
Dover Corp.                                                                 82,654                              3,809,523 (h)
Eaton Corp.                                                                  8,970                                869,642
Emerson Electric Co.                                                        39,918                              2,261,754
General Dynamics Corp.                                                      37,448                              3,332,498
Hexcel Corp.                                                                43,343                              1,052,368 (a)
ITT Corp.                                                                   15,786                              1,042,507
Monster Worldwide, Inc.                                                      8,533                                276,469 (a)
Northrop Grumman Corp.                                                       3,588                                282,160
Rockwell Collins, Inc.                                                       4,749                                341,786
Textron Inc.                                                                85,243                              6,077,826
3M Co.                                                                      27,606                              2,327,738
United Technologies Corp.                                                   77,397                              5,923,966
                                                                                                               35,420,047

INFORMATION TECHNOLOGY - 22.6%
Affiliated Computer Services, Inc. (Class A)                                25,115                              1,132,687 (a)
Alibaba.com Ltd.                                                            29,883                                107,883 (a,b)
Analog Devices, Inc.                                                        48,978                              1,552,603
Automatic Data Processing, Inc.                                             44,948                              2,001,534
Cisco Systems, Inc.                                                        423,241                             11,457,134 (a)
Corning Incorporated                                                        95,894                              2,300,497
Dell, Inc.                                                                  13,358                                327,405 (a)
EMC Corp.                                                                   17,222                                319,124 (a)
Fidelity National Information Services, Inc.                                48,193                              2,004,347
Hewlett-Packard Co.                                                         96,579                              4,875,308
Intel Corp.                                                                326,016                              8,691,587
International Business Machines Corp.                                       36,381                              3,932,786
Intuit Inc.                                                                 89,896                              2,841,613 (a)
Lam Research Corp.                                                          15,069                                651,433 (a)
Maxim Integrated Products, Inc.                                             72,156                              1,910,691
Microchip Technology Inc.                                                   65,798                              2,067,373
Microsoft Corp.                                                            399,420                             14,219,352 (h)
Molex, Inc. (Class A)                                                       78,338                              2,057,939
National Semiconductor Corp.                                                54,618                              1,236,552
Oracle Corp.                                                               387,889                              8,758,534 (a)
Paychex, Inc.                                                              114,659                              4,152,949
QUALCOMM, Inc.                                                             181,117                              7,126,954
Research In Motion Ltd.                                                     16,391                              1,858,739 (a)
Salesforce.com, Inc.                                                         7,461                                467,730 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                        103,920                              1,035,045
Texas Instruments Incorporated                                              53,727                              1,794,482
Western Union Co.                                                          318,640                              7,736,579
Yahoo! Inc.                                                                137,396                              3,195,831 (a)
                                                                                                               99,814,691

MATERIALS - 3.7%
Alcoa, Inc.                                                                 23,747                                867,953
Allegheny Technologies Incorporated                                         25,144                              2,172,442
Barrick Gold Corp.                                                          98,239                              4,130,950
Freeport-McMoRan Copper & Gold Inc. (Class B)                               19,262                              1,973,199
Monsanto Co.                                                                39,530                              4,415,106
PAN American Silver Corp.                                                   21,527                                751,938 (a)
Praxair, Inc.                                                               24,521                              2,175,258
                                                                                                               16,486,846

TELECOMMUNICATION SERVICES - 2.5%
AT&T, Inc.                                                                  17,810                                740,184
NII Holdings Inc. (Class B)                                                103,271                              4,990,055 (a)
Sprint Nextel Corp. (Series 1)                                               7,174                                 94,195
Verizon Communications Inc.                                                 96,953                              4,235,877
Vodafone Group, PLC ADR                                                     20,185                                753,304
                                                                                                               10,813,615

UTILITIES - 2.8%
American Electric Power Company, Inc.                                       13,061                                608,120
Constellation Energy Group, Inc.                                            17,939                              1,839,286
Dominion Resources, Inc.                                                    96,695                              4,588,178
Edison International                                                        23,747                              1,267,377
Entergy Corp.                                                               14,842                              1,773,916
FPL Group, Inc.                                                             19,433                              1,317,169
PG&E Corp.                                                                  18,870                                813,108
                                                                                                               12,207,154

TOTAL COMMON STOCK                                                                                            424,537,835
 (COST $379,399,575)

-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                           84,913                              2,456,533 (o)
Industrial Select Sector SPDR Fund                                         261,770                             10,250,913 (o)

TOTAL EXCHANGE TRADED FUNDS                                                                                    12,707,446
 (COST $9,608,728)

TOTAL INVESTMENTS IN SECURITIES                                                                               437,245,281
 (COST $389,008,303)

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.9%
GEI Short Term Investment Fund
 4.96%                                                                   3,875,645                              3,875,645 (d,k)

                                                                  PRINCIPAL AMOUNT
----------------------------------------------------------------------------------

TIME DEPOSIT - 0.1%
State Street Corp.
 3.75%                                            01/02/08               $ 485,000                                485,000 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                                    4,360,645
 (COST $4,360,645)

TOTAL INVESTMENTS                                                                                             441,605,926
 (COST $393,368,948)

OTHER ASSETS AND LIABLITES, NET - 0.0%*                                                                           177,260
                                                                                                            -------------
NET ASSETS - 100.0%                                                                                         $ 441,783,186
                                                                                                            =============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following Short futures contracts open at December 31, 2007(unaudited):

                                                                  NUMBER OF                 CURRENT            UNREALIZED
DESCRIPTION                              EXPIRATION DATE          CONTRACTS          NOTIONAL VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                      March 2008                 5                 $(1,846,500)              $ 9,425

GE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.6%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 6.8%
Cablevision Systems Corp.                                                    6,675                              $ 163,538 (a)
Comcast Corp. (Class A)                                                     15,019                                272,144 (a)
General Motors Corp.                                                         6,167                                153,497
Koninklijke Philips Electronics N.V. ADR                                    11,895                                508,511
News Corp. (Class A)                                                        27,612                                565,770
Omnicom Group, Inc.                                                         25,588                              1,216,198
Time Warner, Inc.                                                           56,789                                937,586
                                                                                                                3,817,244

CONSUMER STAPLES - 14.8%
Clorox Co.                                                                  14,018                                913,553
Diageo PLC ADR                                                               2,945                                252,769
General Mills, Inc.                                                         17,488                                996,816
Kimberly-Clark Corp.                                                        14,908                              1,033,721
McCormick & Company, Inc.                                                   11,397                                432,060
Nestle S.A. ADR                                                              3,958                                453,191
PepsiCo, Inc.                                                               16,688                              1,266,619 (h)
Procter & Gamble Co.                                                        21,138                              1,551,952
Sara Lee Corp.                                                              14,018                                225,129
The Coca-Cola Co.                                                            3,313                                203,319
The Estee Lauder Companies Inc. (Class A)                                    6,898                                300,822
Wal-Mart Stores, Inc.                                                       13,806                                656,199
                                                                                                                8,286,150

ENERGY - 10.2%
Apache Corp.                                                                 4,234                                455,324
Devon Energy Corp.                                                           3,406                                302,827
Exxon Mobil Corp.                                                           27,060                              2,535,251 (h)
Halliburton Co.                                                             16,131                                611,526
Hess Corp.                                                                   8,677                                875,162
Marathon Oil Corp.                                                           1,669                                101,575
Nabors Industries Ltd.                                                       7,788                                213,313 (a)
Transocean, Inc.                                                             4,314                                617,549
                                                                                                                5,712,527

FINANCIALS - 13.0%
ACE Ltd.                                                                     5,522                                341,149
Allstate Corp.                                                              10,677                                557,660 (h)
American International Group, Inc.                                          29,259                              1,705,800 (h)
AON Corp.                                                                   11,045                                526,736
Bank of New York Mellon Corp.                                               15,095                                736,032
BlackRock Inc. (Class A)                                                     1,473                                319,346
Chubb Corp.                                                                 11,045                                602,836
Citigroup, Inc.                                                             17,488                                514,847
Federal Home Loan Mortgage Corp.                                            17,488                                595,816
Goldman Sachs Group, Inc.                                                      556                                119,568
Metlife, Inc.                                                               11,126                                685,584
State Street Corp.                                                           5,246                                425,975 (e)
US Bancorp                                                                   4,451                                141,275
                                                                                                                7,272,624

HEALTHCARE - 11.5%
Abbott Laboratories                                                          5,799                                325,614
Aetna, Inc.                                                                  7,179                                414,444
Amgen, Inc.                                                                 20,709                                961,726 (a)
Baxter International, Inc.                                                   9,204                                534,292
Bristol-Myers Squibb Co.                                                    17,244                                457,311
Covidien Ltd.                                                                1,140                                 50,491
DaVita, Inc.                                                                 8,008                                451,251 (a)
GlaxoSmithKline PLC ADR                                                      6,418                                323,403
Johnson & Johnson                                                            6,351                                423,612
McKesson Corp.                                                               8,560                                560,766
Medco Health Solutions, Inc.                                                 1,557                                157,880 (a)
Novartis AG ADR                                                              2,117                                114,974
Thermo Electron Corp.                                                        3,406                                196,458 (a)
UnitedHealth Group, Inc.                                                     8,677                                505,001
Wyeth                                                                       21,722                                959,895
                                                                                                                6,437,118

INDUSTRIALS - 7.4%
ABB Ltd. ADR                                                                14,727                                424,138
Cooper Industries Ltd.                                                      11,125                                588,290
Deere & Co.                                                                  6,811                                634,240
Eaton Corp.                                                                  2,781                                269,618
General Dynamics Corp.                                                       9,204                                819,064
ITT Corp.                                                                    4,895                                323,266
Northrop Grumman Corp.                                                       1,113                                 87,526
Rockwell Collins, Inc.                                                       1,473                                106,012
3M Co.                                                                       8,560                                721,779
United Technologies Corp.                                                    2,347                                179,639
                                                                                                                4,153,572

INFORMATION TECHNOLOGY - 21.1%
Affiliated Computer Services, Inc. (Class A)                                 7,788                                351,239 (a)
Analog Devices, Inc.                                                        15,187                                481,428
Cisco Systems, Inc.                                                         31,150                                843,231 (a,h)
Corning Incorporated                                                        13,806                                331,206
Dell, Inc.                                                                   4,142                                101,520 (a)
EMC Corp.                                                                    5,340                                 98,950 (a)
Fidelity National Information Services, Inc.                                 6,008                                249,873
Hewlett-Packard Co.                                                         16,567                                836,302
Intel Corp.                                                                 34,055                                907,906
International Business Machines Corp.                                       11,281                              1,219,476
Lam Research Corp.                                                           4,673                                202,014 (a)
Maxim Integrated Products, Inc.                                             17,120                                453,338
Microchip Technology Inc.                                                    8,560                                268,955
Microsoft Corp.                                                             54,764                              1,949,598
National Semiconductor Corp.                                                16,936                                383,431
Oracle Corp.                                                                64,525                              1,456,975 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                         32,215                                320,857
Texas Instruments Incorporated                                              16,659                                556,411
Western Union Co.                                                           31,754                                770,987
                                                                                                               11,783,697

MATERIALS - 3.8%
Alcoa, Inc.                                                                  7,363                                269,118
Allegheny Technologies Incorporated                                          2,225                                192,240
Barrick Gold Corp.                                                          19,469                                818,671
Freeport-McMoRan Copper & Gold Inc. (Class B)                                3,958                                405,458
PAN American Silver Corp.                                                    6,675                                233,158 (a)
Praxair, Inc.                                                                2,393                                212,283
                                                                                                                2,130,928

TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.                                                                   5,522                                229,494
Sprint Nextel Corp. (Series 1)                                               2,281                                 29,950
Verizon Communications Inc.                                                 14,082                                615,243 (h)
Vodafone Group, PLC ADR                                                      6,259                                233,586
                                                                                                                1,108,273

UTILITIES - 5.0%
American Electric Power Company, Inc.                                        4,050                                188,568
Constellation Energy Group, Inc.                                             5,563                                570,374
Dominion Resources, Inc.                                                    22,806                              1,082,145
Edison International                                                         7,363                                392,963
Entergy Corp.                                                                4,602                                550,031
                                                                                                                2,784,081

TOTAL COMMON STOCK                                                                                             53,486,214
  (COST $48,696,879)

-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                           10,466                                302,781 (o)
Industrial Select Sector SPDR Fund                                          31,504                              1,233,697 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                     1,536,478
  (COST $1,350,082)

TOTAL INVESTMENTS IN SECURITIES                                                                                55,022,692
  (COST $50,046,961)

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
  4.96%                                                                  1,001,456                              1,001,456 (d,k)
  (COST $1,001,456)

TOTAL INVESTMENTS                                                                                              56,024,148
  (COST $51,048,417)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                               (88,383)

                                                                                                             ------------
NET ASSETS  - 100.0%                                                                                         $ 55,935,765
                                                                                                             ============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Value Equity Fund had the following long futures contracts open at December 31, 2007 (unaudited);

                                                                        NUMBER OF                CURRENT       UNREALIZED
    DESCRIPTION                                  EXPIRATION DATE        CONTRACTS         NOTIONAL VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                               March 2008                  2              $ 738,600     $      6,525

GE SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.3%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY  - 15.5%
Aaron Rents, Inc.                                                           54,200                            $ 1,042,808
Aeropostale, Inc.                                                           61,600                              1,632,400 (a)
American Eagle Outfitters                                                   13,950                                289,742 (h)
Arbitron, Inc.                                                              36,900                              1,533,933
Bright Horizons Family Solutions, Inc.                                      31,500                              1,088,010 (a)
CBRL Group, Inc.                                                            15,800                                511,762
Interactive Data Corp.                                                      60,800                              2,007,008
Jarden Corp.                                                                40,200                                949,122 (a)
LKQ Corp.                                                                   56,100                              1,179,222 (a)
The Talbots, Inc.                                                           21,900                                258,858
Triarc Companies, Inc. (Class B)                                            62,800                                550,128
                                                                                                               11,042,993

CONSUMER STAPLES - 4.2%
Central European Distribution Corp.                                         31,900                              1,852,752 (a)
Smithfield Foods, Inc.                                                      39,400                              1,139,448 (a)
                                                                                                                2,992,200

ENERGY - 5.5%
Dril-Quip Inc.                                                              25,200                              1,402,632 (a)
NATCO Group, Inc. (Class A)                                                 12,000                                649,800 (a)
Oil States International, Inc.                                              41,700                              1,422,804 (a)
St. Mary Land & Exploration Co.                                             12,300                                474,903
                                                                                                                3,950,139

FINANCIALS - 18.9%
BioMed Realty Trust, Inc. (REIT)                                            62,700                              1,452,759
Cullen/Frost Bankers, Inc.                                                  11,600                                587,656
DCT Industrial Trust, Inc. (REIT)                                           58,900                                548,359
Digital Realty Trust, Inc. (REIT)                                            2,400                                 92,088
Federal Realty Investment Trust (REIT)                                       8,400                                690,060
GFI Group, Inc.                                                             16,800                              1,608,096 (a)
Global Cash Access Holdings, Inc.                                           79,400                                481,164 (a)
HCC Insurance Holdings, Inc.                                                53,400                              1,531,512
Hilb Rogal & Hobbs Co.                                                      40,500                              1,643,085
Jackson Hewitt Tax Service, Inc.                                             2,600                                 82,550
Jones Lang LaSalle Inc.                                                      6,000                                426,960
Omega Healthcare Investors, Inc. (REIT)                                     93,200                              1,495,860
Raymond James Financial, Inc.                                               50,300                              1,642,798
Sandy Spring Bancorp, Inc.                                                  11,000                                306,020
Sterling Bancorp                                                            16,200                                220,968
Webster Financial Corp.                                                      8,400                                268,548
Westamerica Bancorporation                                                  10,900                                485,595
                                                                                                               13,564,078

HEALTHCARE - 13.7%
AMN Healthcare Services, Inc.                                               34,900                                599,233 (a)
Computer Programs and Systems, Inc.                                         28,500                                648,090
Cubist Pharmaceuticals, Inc.                                                18,300                                375,333 (a)
Healthways, Inc.                                                             5,100                                298,044 (a)
HMS Holdings Corp.                                                          16,600                                551,286 (a)
Immunicon Corp.                                                             44,700                                 37,101 (a)
inVentiv Health, Inc.                                                       20,200                                625,392 (a)
KV Pharmaceutical Co. (Class A)                                             62,800                              1,792,312 (a)
Medical Action Industries Inc.                                              57,200                              1,192,620 (a)
Molina Healthcare, Inc.                                                     34,400                              1,331,280 (a)
Thoratec Corp.                                                              27,300                                496,587 (a)
Varian, Inc.                                                                28,800                              1,880,640 (a)
                                                                                                                9,827,918

INDUSTRIALS - 24.7%
Applied Industrial Technologies, Inc.                                       21,500                                623,930
Baldor Electric Co.                                                         24,700                                831,402
Comfort Systems USA, Inc.                                                   44,500                                568,710
DRS Technologies, Inc.                                                      36,100                              1,959,147
Genesee & Wyoming Inc. (Class A)                                            56,100                              1,355,937 (a)
Harsco Corp.                                                                36,700                              2,351,369
Herman Miller Inc.                                                          35,800                              1,159,562
Mueller Industries, Inc.                                                    38,000                              1,101,620
NCI Building Systems, Inc.                                                  20,400                                587,316 (a)
Old Dominion Freight Line                                                   27,000                                623,970 (a)
Oshkosh Truck Corp.                                                         32,300                              1,526,498
Quanta Services, Inc.                                                       45,800                              1,201,792 (a)
Teledyne Technologies Inc.                                                  35,700                              1,903,881 (a)
Universal Technical Institute, Inc.                                          4,600                                 78,200 (a)
Woodward Governor Co.                                                       26,700                              1,814,265
                                                                                                               17,687,599

INFORMATION TECHNOLOGY - 10.7%
ACI Worldwide Inc.                                                          19,000                                361,760 (a)
BigBand Networks, Inc.                                                      16,600                                 85,324 (a)
Blackbaud, Inc.                                                             45,400                              1,273,016
CommScope, Inc.                                                             24,200                              1,190,882 (a)
Micros Systems, Inc.                                                        20,700                              1,452,312 (a)
Microsemi Corp.                                                              7,100                                157,194 (a)
Mobility Electronics, Inc.                                                  41,300                                 64,015 (a)
Parametric Technology Corp.                                                 55,600                                992,460 (a)
Rudolph Technologies, Inc.                                                  46,700                                528,644 (a)
Semtech Corp.                                                               49,200                                763,584 (a)
SRA International, Inc. (Class A)                                            5,300                                156,085 (a)
Varian Semiconductor Equipment Associates, Inc.                              3,900                                144,300 (a)
Zebra Technologies Corp. (Class A)                                          14,800                                513,560 (a)
                                                                                                                7,683,136

MATERIALS - 4.4%
Commercial Metals Co.                                                       52,800                              1,554,960 (h)
Packaging Corporation of America                                            46,500                              1,311,300
Pioneer Drilling Co.                                                        24,800                                294,624 (a)
                                                                                                                3,160,884

UTILITIES - 1.7%
IDACORP, Inc.                                                               35,100                              1,236,222

TOTAL COMMON STOCK                                                                                             71,145,169
 (COST $63,359,841)

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
 4.96%                                                                       1,000                                  1,000 (d,k)
 (COST $1,000)

TOTAL INVESTMENTS                                                                                              71,146,169
 (COST $63,360,841)

OTHER ASSETS AND LIABILITES,  NET - 0.7%                                                                          531,052

                                                                                                              -----------
NET ASSETS  - 100.0%                                                                                          $71,677,221
                                                                                                              ===========

GE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.4%
-----------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.5%
Brambles Ltd.                                                               81,924                            $   829,392
Paladin Resources Ltd.                                                      56,859                                338,991 (a)
                                                                                                                1,168,383

CANADA - 4.6%
CAE, Inc.                                                                   38,388                                517,700
Canadian Western Bank                                                       21,732                                690,307
Potash Corp of Saskatchewan                                                 12,100                              1,741,916
Suncor Energy, Inc.                                                          2,744                                298,355
Suncor Energy, Inc.                                                          2,758                                301,551
                                                                                                                3,549,829

CHINA - 0.8%
China Communications Construction Company Ltd.                             232,000                                612,922

EGYPT - 0.9%
Orascom Construction Industries                                              3,964                                412,472
Orascom Construction Industries GDR                                            923                                193,830
Orascom Construction Industries GDR                                            243                                 51,030 (b)
                                                                                                                  657,332

FINLAND - 1.7%
Nokia OYJ                                                                   32,496                              1,259,986

FRANCE - 3.7%
Groupe Danone                                                               10,299                                924,540
LVMH Moet Hennessy Louis Vuitton S.A.                                        4,387                                530,311
Unibail-Rodamco (REIT)                                                       1,246                                273,112
Veolia Environnement                                                         8,330                                760,571
Vinci S.A.                                                                   4,456                                329,980
                                                                                                                2,818,514

GERMANY - 4.4%
Bayer AG                                                                    12,798                              1,170,019
E.ON AG                                                                      3,528                                750,970
Gerresheimer AG                                                              7,377                                412,008 (a)
Linde AG                                                                     4,546                                601,174
Tognum AG                                                                   14,387                                433,521 (a)
                                                                                                                3,367,692

GREECE - 0.9%
Hellenic Telecommunications Organization S.A.                               17,574                                647,491

HONG KONG - 1.6%
China Travel International Inv                                             788,000                                519,445
Esprit Holdings Ltd.                                                        46,000                                689,640
                                                                                                                1,209,085

INDIA - 1.3%
ITC Ltd.                                                                   127,465                                681,064
IVRCL Infrastructures & Projects Ltd.                                       15,523                                220,114
Reliance Capital Ltd. ADR                                                      901                                 59,139 (a,b)
                                                                                                                  960,317

ITALY - 3.8%
Banca Intesa S.p.A.                                                         92,568                                732,184
Saipem S.p.A.                                                               22,107                                886,580
UniCredito Italiano S.p.A.                                                 157,442                              1,307,469
                                                                                                                2,926,233

JAPAN - 11.5%
Ibiden Company Ltd.                                                         12,300                                853,287
Japan Tobacco, Inc.                                                             90                                538,155
Jupiter Telecommunications Co.                                               1,192                              1,015,785 (a)
Mitsubishi Estate Company Ltd.                                              45,000                              1,085,575
Mitsubishi Heavy Industries Ltd.                                            54,000                                232,502
Mitsubishi UFJ Financial Group, Inc.                                        70,076                                656,757
Nintendo Company Ltd.                                                        1,000                                598,845
Nomura Holdings, Inc.                                                       54,700                                927,866
Shiseido Company Ltd.                                                       15,000                                355,145
Toray Industries Inc.                                                      135,000                              1,057,378
Toyota Motor Corp.                                                          18,800                              1,016,444
Ube Industries Ltd.                                                        140,000                                477,465
                                                                                                                8,815,204

MALAYSIA - 0.5%
IOI Corp.                                                                  151,200                                354,339

MEXICO - 0.7%
America Movil S.A. de C.V. ADR (Series L)                                    8,005                                491,427

NETHERLANDS - 2.1%
Koninklijke Philips Electronics N.V.                                        37,716                              1,627,812

NORWAY - 1.7%
Telenor ASA                                                                 55,610                              1,328,839

RUSSIA - 1.8%
MMC Norilsk Nickel ADR                                                       2,759                                746,999
OAO Gazprom ADR                                                             11,315                                641,561
                                                                                                                1,388,560

SINGAPORE - 1.1%
CapitaLand Ltd.                                                            131,073                                570,932
Singapore Telecommunications Ltd.                                          106,000                                294,557
                                                                                                                  865,489

SOUTH AFRICA - 0.8%
Anglo Platinum Ltd.                                                          1,949                                288,043
MTN Group, Ltd.                                                             17,009                                318,710
                                                                                                                  606,753

SPAIN - 1.0%
Acciona S.A.                                                                   693                                219,713
Banco Santander Central Hispano S.A. (Regd.)                                24,837                                537,068
                                                                                                                  756,781

SWEDEN - 1.3%
Sandvik AB                                                                  58,761                              1,011,443

SWITZERLAND - 4.7%
Nestle S.A. (Regd.)                                                          2,701                              1,240,578
Roche Holding AG                                                             8,200                              1,416,703
Swatch Group AG                                                              2,262                                681,807
UBS AG                                                                       5,729                                265,159
                                                                                                                3,604,247

TAIWAN - 0.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR                         55,949                                557,252

UNITED KINGDOM - 8.0%
Aegis Group PLC                                                            322,836                                751,886
BG Group, PLC                                                               11,238                                257,259
BHP Billiton PLC                                                            38,078                              1,171,838
Cadbury Schweppes PLC                                                       68,660                                848,749
Diageo PLC                                                                  43,378                                932,557
Prudential PLC                                                              45,294                                641,955
Royal Bank of Scotland Group, PLC                                           34,903                                308,482
Tesco PLC                                                                   58,818                                558,779
Vodafone Group, PLC ADR                                                     17,087                                637,687
                                                                                                                6,109,192

UNITED STATES - 32.3%
Alberto-Culver Co.                                                          11,126                                273,032
Allegheny Technologies Incorporated                                          5,283                                456,451
American International Group, Inc.                                          17,784                              1,036,807
American Tower Corp. (Class A)                                              20,438                                870,659 (a)
Amgen, Inc.                                                                 13,941                                647,420 (a)
Charles Schwab Corp.                                                        11,925                                304,684
Cisco Systems, Inc.                                                         19,814                                536,365 (a)
Citigroup, Inc.                                                             11,198                                329,669
Comcast Corp. (Class A)                                                     13,128                                237,879 (a)
Corning Incorporated                                                        45,606                              1,094,088
Covidien Ltd.                                                                4,415                                195,540
eBay, Inc.                                                                  11,406                                378,565 (a)
Ecolab Inc.                                                                  6,482                                331,943
Emerson Electric Co.                                                        18,285                              1,036,028
FPL Group, Inc.                                                              6,347                                430,200
Intel Corp.                                                                 21,499                                573,163
ITT Corp.                                                                   10,127                                668,787
Kimberly-Clark Corp.                                                        11,237                                779,174
McCormick & Company, Inc.                                                   19,865                                753,082
Monsanto Co.                                                                19,485                              2,176,280 (h)
Occidental Petroleum Corp.                                                  16,260                              1,251,857
Oracle Corp.                                                                34,081                                769,549 (a,h)
Paychex, Inc.                                                               18,920                                685,282
Praxair, Inc.                                                               16,690                              1,480,570
Procter & Gamble Co.                                                         4,332                                318,055
QUALCOMM, Inc.                                                               8,397                                330,422
Resmed, Inc.                                                                 8,710                                457,536 (a)
Schlumberger Ltd.                                                           14,976                              1,473,189
State Street Corp.                                                           6,603                                536,164 (e)
Textron Inc.                                                                 4,754                                338,960
The Coca-Cola Co.                                                            4,761                                292,183
Transocean, Inc.                                                            11,180                              1,600,417
United Technologies Corp.                                                   17,934                              1,372,668
Yahoo! Inc.                                                                 31,894                                741,855 (a)
                                                                                                               24,758,523

TOTAL COMMON STOCK                                                                                             71,453,645
 (COST $55,379,759)

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 3.1%
-----------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                           48,100                                622,598
Cia Vale do Rio Doce ADR                                                    20,012                                559,936 (h)
Fresenius AG                                                                11,220                                933,399
NET Servicos de Comunicacao S.A.                                            21,444                                261,424 (a)

Total Preferred Stock                                                                                           2,377,357
 (Cost $2,071,317)

-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            5,841                                168,980 (o)
Industrial Select Sector SPDR Fund                                          19,637                                768,985 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                       937,965
 (COST $706,090)

TOTAL INVESTMENTS IN SECURITIES                                                                                74,768,967
 (COST $58,157,166)

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
 4.96%                                                                   1,856,429                              1,856,429 (d,k)
 (COST $1,856,429)

TOTAL INVESTMENTS                                                                                              76,625,396
 (COST $60,013,595)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                               (58,994)
                                                                                                              -----------
NET ASSETS  - 100.0%                                                                                          $76,566,402
                                                                                                              ===========

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Global Equity Fund had the following Short futures contracts open at December 31, 2007 (unaudited):

                                                                   NUMBER OF                    CURRENT        UNREALIZED
       DESCRIPTION                              EXPIRATION DATE    CONTRACTS             NOTIONAL VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                     March 2008          2                   $(129,684)         $    (2,237)
S&P 500 Index Futures                              March 2008          1                    (369,300)               6,950
TOPIX Index Futures                                March 2008          1                    (131,585)                 224
                                                                                                              -----------
                                                                                                              $     4,937
                                                                                                              ===========

The GE Global Equity Fund was invested in the following sectors at December 31, 2007 (unaudited):

SECTOR                                                                                  PERCENTAGE (BASED ON MARKET VALUE)
-----------------------------------------------------------------------------------------------------------------------------

Materials                                                                                                           16.00%
Financials                                                                                                          13.61%
Industrials                                                                                                         12.88%
Consumer Staples                                                                                                    11.55%
Information Technology                                                                                              10.94%
Consumer Discretionary                                                                                               9.57%
Energy                                                                                                               9.20%
Telecommunication Services                                                                                           5.99%
Healthcare                                                                                                           5.30%
Utilities                                                                                                            2.54%
Short-Term                                                                                                           2.42%
                                                                                                              -----------
                                                                                                                   100.00%
                                                                                                              ===========

GE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.9%
-----------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.9%
Brambles Ltd.                                                               27,742                            $   280,858
Paladin Resources Ltd.                                                      63,992                                381,518 (a)
                                                                                                                  662,376

BRAZIL - 1.4%
Petroleo Brasileiro S.A. ADR                                                 9,975                                959,795

CANADA - 2.9%
Canadian National Railway Co.                                               12,849                                607,331
Potash Corp of Saskatchewan                                                  9,751                              1,417,755
                                                                                                                2,025,086

DENMARK - 1.4%
Group 4 Securicor PLC                                                       71,050                                342,708
Novozymes (Series B)                                                         5,543                                632,548
                                                                                                                  975,256

EGYPT - 0.8%
Orascom Construction Industries                                              5,235                                544,725

FINLAND - 2.5%
Nokia OYJ                                                                   46,094                              1,787,229

FRANCE - 12.4%
Accor S.A.                                                                   3,118                                249,359 (h)
Alstom                                                                       3,116                                669,695
AXA S.A.                                                                    11,744                                470,295
BNP Paribas                                                                  7,064                                766,539
Credit Agricole S.A.                                                        11,677                                393,859
Groupe Danone                                                               14,080                              1,263,960
LVMH Moet Hennessy Louis Vuitton S.A.                                        3,041                                367,603
Renault S.A.                                                                 1,971                                279,554
Schneider Electric S.A.                                                      2,178                                295,125
Suez S.A.                                                                    9,800                                667,259
Total S.A.                                                                  14,760                              1,226,383
Unibail-Rodamco (REIT)                                                       1,573                                344,787
Veolia Environnement                                                        12,557                              1,146,517
Vinci S.A.                                                                   6,984                                517,185
                                                                                                                8,658,120

GERMANY - 9.2%
Allianz AG (Regd.)                                                           1,086                                234,913
Bayer AG                                                                    13,736                              1,255,773
DaimlerChrysler AG (Regd.)                                                   4,753                                462,117
E.ON AG                                                                      6,031                              1,283,758
Linde AG                                                                     7,082                                936,541
Metro AG                                                                     5,489                                460,967
RWE AG                                                                       2,057                                288,714
Siemens AG (Regd.)                                                           9,395                              1,495,297
                                                                                                                6,418,080

GREECE - 1.2%
Hellenic Telecommunications Organization S.A.                               22,560                                831,193

HONG KONG - 0.9%
Esprit Holdings Ltd.                                                        14,000                                209,891
Sun Hung Kai Properties Ltd.                                                21,455                                455,108
                                                                                                                  664,999

INDIA - 0.9%
Larsen & Toubro Ltd.                                                         3,883                                410,318
Reliance Capital Ltd. ADR                                                    2,894                                189,955 (a,b)
                                                                                                                  600,273

ITALY - 4.9%
Banca Intesa S.p.A.                                                        105,934                                837,905
Saipem S.p.A.                                                               36,285                              1,455,175
UniCredito Italiano S.p.A.                                                 135,035                              1,121,391
                                                                                                                3,414,471

JAPAN - 16.0%
Asahi Glass Company Ltd.                                                    35,005                                469,700 (h)
Bank of Yokohama Ltd.                                                       57,308                                402,179
East Japan Railway Co.                                                          92                                759,289
Hoya Corp.                                                                   4,200                                133,840
Ibiden Company Ltd.                                                         13,799                                957,278
Komatsu Ltd.                                                                15,169                                412,780
Mitsubishi Estate Company Ltd.                                              43,982                              1,061,017
Mitsubishi Heavy Industries Ltd.                                           122,000                                525,283
Mitsubishi UFJ Financial Group, Inc.                                       109,033                              1,021,864
Nidec Corp.                                                                  4,816                                356,948
Nintendo Company Ltd.                                                          100                                 59,884
Nomura Holdings, Inc.                                                       72,998                              1,238,251
Shiseido Company Ltd.                                                       30,000                                710,289
Sony Financial Holdings Inc.                                                   135                                516,000 (a)
Sumitomo Realty & Development Company Ltd.                                  10,000                                247,505
Toray Industries Inc.                                                      177,999                              1,394,165
Toyota Motor Corp.                                                          17,443                                943,076
                                                                                                               11,209,348

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                                   11,925                                732,076

NETHERLANDS - 2.1%
Koninklijke Philips Electronics N.V.                                        33,673                              1,453,317

NORWAY - 4.2%
Acergy S.A.                                                                 29,950                                668,792
Orkla ASA                                                                   18,722                                362,900
Telenor ASA                                                                 80,971                              1,934,858
                                                                                                                2,966,550

RUSSIA - 1.2%
Mobile Telesystems OJSC ADR                                                  2,894                                294,580
OAO Gazprom ADR                                                             10,215                                579,191
                                                                                                                  873,771

SINGAPORE - 1.3%
CapitaLand Ltd.                                                             85,000                                370,245
Singapore Telecommunications Ltd.                                          203,174                                564,588
                                                                                                                  934,833

SOUTH AFRICA - 1.5%
Anglo Platinum Ltd.                                                          1,910                                282,279
MTN Group, Ltd.                                                             41,954                                786,122
                                                                                                                1,068,401

SOUTH KOREA - 1.4%
Kookmin Bank                                                                 6,356                                468,526 (a)
Samsung Electronics Company Ltd.                                               900                                534,587
                                                                                                                1,003,113

SPAIN - 1.6%
ACS Actividades de Construccion y Servicios S.A.                               869                                 51,647
Banco Santander Central Hispano S.A. (Regd.)                                48,284                              1,044,080 (h)
                                                                                                                1,095,727

SWEDEN - 0.8%
Sandvik AB                                                                  33,357                                574,168

SWITZERLAND - 8.4%
ABB Ltd. (Regd.)                                                            36,995                              1,065,916
Nestle S.A. (Regd.)                                                          4,051                              1,860,637
Roche Holding AG                                                            10,313                              1,781,763
Swatch Group AG                                                              1,563                                471,116
Swiss Reinsurance                                                            2,521                                179,141
Syngenta AG (Regd)                                                           1,965                                500,731
                                                                                                                5,859,304

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd.                            327,780                                626,566

UNITED KINGDOM - 14.1%
BG Group, PLC                                                               47,034                              1,076,698
BHP Billiton PLC                                                            54,936                              1,690,638
British American Tobacco PLC                                                 2,577                                100,800
Diageo PLC                                                                  39,490                                848,968
Group 4 Securicor PLC                                                       59,558                                290,166
Lloyds TSB Group, PLC                                                       38,825                                364,786
National Grid PLC                                                           32,372                                537,427
Prudential PLC                                                              48,181                                682,873
Reed Elsevier PLC                                                           23,303                                315,199
Rio Tinto PLC (Regd.)                                                        8,675                                918,164
Royal Bank of Scotland Group, PLC                                           75,780                                669,764
Tesco PLC                                                                   78,696                                747,623
Vodafone Group, PLC                                                        428,776                              1,602,914
                                                                                                                9,846,020

TOTAL COMMON STOCK                                                                                             65,784,797
 (COST $47,038,397)

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.5%
-----------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                           21,900                                283,470
Cia Vale do Rio Doce ADR                                                    53,401                              1,494,160

TOTAL PREFERRED STOCK                                                                                           1,777,630
 (COST $858,128)

TOTAL INVESTMENTS IN SECURITIES                                                                                67,562,427
 (COST $47,896,525)

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.0%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
 4.96%                                                                   2,069,240                              2,069,240 (d,k)
 (COST $2,069,240)

TOTAL INVESTMENTS                                                                                              69,631,667
 (COST $49,965,765)

OTHER ASSETS AND LIABLITES,  NET - 0.6%                                                                           429,434
                                                                                                             ------------
NET ASSETS  - 100.0%                                                                                         $ 70,061,101
                                                                                                             ============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE International Equity Fund had the following long futures contracts open at December 31, 2007 (unaudited):

                                                          NUMBER OF                CURRENT                     UNREALIZED
         DESCRIPTION                 EXPIRATION DATE      CONTRACTS         NOTIONAL VALUE                   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures          March 2008                2               $129,684                   $      1,009


The GE International Equity Fund was invested in the following sectors at December 31, 2007 (unaudited):

SECTOR                                                                                  PERCENTAGE (BASED ON MARKET VALUE)
-----------------------------------------------------------------------------------------------------------------------------

Financials                                                                                                          18.79%
Materials                                                                                                           15.11%
Industrials                                                                                                         14.30%
Telecommunication Services                                                                                           9.69%
Energy                                                                                                               9.12%
Consumer Staples                                                                                                     8.61%
Consumer Discretionary                                                                                               6.82%
Information Technology                                                                                               6.40%
Utilities                                                                                                            5.63%
Short-Term                                                                                                           2.97%
Healthcare                                                                                                           2.56%
                                                                                                                   ------
                                                                                                                   100.00%
                                                                                                                   ======

GE PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.8%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 16.3%
Bed Bath & Beyond, Inc.                                                    223,792                            $ 6,577,247 (a,h)
Carnival Corp.                                                             197,291                              8,777,477
Comcast Corp. (Class A)                                                    347,467                              6,296,102 (a)
Liberty Global, Inc. (Series C)                                            202,591                              7,412,805 (a)
Liberty Media Holding Corp - Capital (Series A)                             78,327                              9,124,312 (a)
Lowe's Companies, Inc.                                                     191,401                              4,329,491
                                                                                                               42,517,434

CONSUMER STAPLES - 3.5%
PepsiCo, Inc.                                                              120,730                              9,163,407

ENERGY - 7.7%
Schlumberger Ltd.                                                           97,173                              9,558,908
Transocean, Inc.                                                            72,438                             10,369,500
                                                                                                               19,928,408

FINANCIALS - 10.7%
AFLAC Incorporated                                                         159,010                              9,958,796 (h)
CB Richard Ellis Group, Inc. (Class A)                                     229,682                              4,949,647 (a)
Goldman Sachs Group, Inc.                                                   13,545                              2,912,852
State Street Corp.                                                         123,675                             10,042,410 (e)
                                                                                                               27,863,705

HEALTHCARE - 13.9%
Amgen, Inc.                                                                120,730                              5,606,701 (a)
Johnson & Johnson                                                           82,450                              5,499,415
Lincare Holdings Inc.                                                      141,343                              4,969,620 (a)
Medtronic Inc.                                                             135,453                              6,809,222
UnitedHealth Group, Inc.                                                   163,722                              9,528,621
Zimmer Holdings, Inc.                                                       58,893                              3,895,772 (a)
                                                                                                               36,309,351

INDUSTRIALS - 3.8%
Dover Corp.                                                                212,014                              9,771,725

INFORMATION TECHNOLOGY - 35.1%
Analog Devices, Inc.                                                       147,232                              4,667,254
Cisco Systems, Inc.                                                        329,799                              8,927,659 (a,h)
Corning Incorporated                                                       209,069                              5,015,565
eBay, Inc.                                                                 203,180                              6,743,544 (a,h)
Intuit Inc.                                                                291,519                              9,214,916 (a)
Iron Mountain Incorporated                                                  90,695                              3,357,529 (a)
Microsoft Corp.                                                            276,796                              9,853,938
Molex, Inc. (Class A)                                                      239,693                              6,296,735 (h)
Paychex, Inc.                                                              222,026                              8,041,782
QUALCOMM, Inc.                                                             232,626                              9,153,833
Research In Motion Ltd.                                                     24,146                              2,738,156 (a)
Western Union Co.                                                          421,083                             10,223,895
Yahoo! Inc.                                                                306,242                              7,123,189 (a)
                                                                                                               91,357,995

MATERIALS - 4.0%
Monsanto Co.                                                                93,051                             10,392,866 (h)

TELECOMMUNICATION SERVICES - 1.8%
American Tower Corp. (Class A)                                             110,129                              4,691,495 (a)

TOTAL INVESTMENTS IN SECURITIES
  (COST $224,056,316)                                                                                         251,996,386

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.1%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
  4.96%
  (COST $8,103,344)                                                      8,103,344                              8,103,344 (d,k)

TOTAL INVESTMENTS                                                                                             260,099,730
 (COST $232,159,660)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.1%                                                                 308,698
                                                                                                             ------------
NET ASSETS  - 100.0%                                                                                         $260,408,428
                                                                                                             ============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following long futures contracts open at December 31, 2007 (unaudited):

                                                               NUMBER OF                 CURRENT               UNREALIZED
     DESCRIPTION                            EXPIRATION DATE    CONTRACTS          NOTIONAL VALUE             DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                          March 2008         10                  $3,693,000             $    (38,750)

GE STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                               VALUE
-----------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 43.3%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 5.0%
Bed Bath & Beyond, Inc.                                                     47,420                            $ 1,393,674 (a)
Cablevision Systems Corp.                                                      429                                 10,510 (a)
Carnival Corp.                                                              25,635                              1,140,501
Coach, Inc.                                                                  3,679                                112,504 (a)
Comcast Corp. (Class A)                                                     82,097                              1,487,598 (a,h)
EchoStar Communications Corp. (Class A)                                        753                                 28,403 (a)
General Motors Corp.                                                           396                                  9,856
Kohl's Corp.                                                                 6,657                                304,891 (a)
Liberty Global, Inc. (Series C)                                             19,607                                717,420 (a)
Liberty Media Holding Corp - Capital (Series A)                              6,943                                808,790 (a)
Life Time Fitness, Inc.                                                      3,705                                184,064 (a)
Lowe's Companies, Inc.                                                      33,863                                765,981
News Corp. (Class A)                                                         1,773                                 36,329
Omnicom Group, Inc.                                                         14,345                                681,818
O'Reilly Automotive, Inc.                                                    7,092                                229,994 (a)
Penn National Gaming Inc.                                                    1,229                                 73,187 (a)
Regal Entertainment Group, (Class A)                                         6,634                                119,876
Starwood Hotels & Resorts Worldwide, Inc.                                    1,864                                 82,072
Target Corp.                                                                 4,707                                235,350
The Cheesecake Factory                                                      13,425                                318,307 (a)
Time Warner, Inc.                                                            3,647                                 60,212
Weight Watchers International Inc.                                           1,706                                 77,077
                                                                                                                8,878,414

CONSUMER STAPLES - 4.0%
Alberto-Culver Co.                                                          23,795                                583,929
Clorox Co.                                                                     900                                 58,653
Colgate-Palmolive Co.                                                       21,478                              1,674,425
General Mills, Inc.                                                          4,827                                275,139
Kimberly-Clark Corp.                                                         3,613                                250,525
McCormick & Company, Inc.                                                    8,249                                312,720
PepsiCo, Inc.                                                               24,165                              1,834,124
Procter & Gamble Co.                                                        26,645                              1,956,276
Sara Lee Corp.                                                                 900                                 14,454
The Coca-Cola Co.                                                              213                                 13,072
The Estee Lauder Companies Inc. (Class A)                                      443                                 19,319
Wal-Mart Stores, Inc.                                                          887                                 42,159
                                                                                                                7,034,795

ENERGY - 4.6%
Apache Corp.                                                                   272                                 29,251
Devon Energy Corp.                                                             219                                 19,471
Dresser-Rand Group, Inc.                                                     4,964                                193,844 (a)
EOG Resources, Inc.                                                          8,712                                777,546
Exxon Mobil Corp.                                                           19,804                              1,855,437 (h)
Halliburton Co.                                                             11,430                                433,312
Hess Corp.                                                                   3,133                                315,994
Marathon Oil Corp.                                                             108                                  6,573
Nabors Industries Ltd.                                                         500                                 13,695 (a)
Peabody Energy Corp.                                                         2,580                                159,031
SandRidge Energy, Inc.                                                         200                                  7,172 (a)
Schlumberger Ltd.                                                           21,016                              2,067,344
Southwestern Energy Co.                                                      3,830                                213,408 (a)
Sunoco, Inc.                                                                 1,067                                 77,293
Transocean, Inc.                                                            11,052                              1,582,094
Weatherford International Ltd.                                               4,160                                285,376 (a)
                                                                                                                8,036,841

FINANCIALS - 5.3%
ACE Ltd.                                                                       355                                 21,932
Affiliated Managers Group, Inc.                                              1,279                                150,231 (a)
Allstate Corp.                                                                 686                                 35,830
American International Group, Inc.                                          37,906                              2,209,920
AON Corp.                                                                      709                                 33,812
Bank of New York Mellon Corp.                                                  969                                 47,248
BlackRock Inc. (Class A)                                                        95                                 20,596
CB Richard Ellis Group, Inc. (Class A)                                      40,240                                867,172 (a,h)
Chubb Corp.                                                                    709                                 38,697
Citigroup, Inc.                                                             24,338                                716,511
CVB Financial Corp.                                                          9,381                                 97,000
Douglas Emmett, Inc. (REIT)                                                  3,923                                 88,699
DuPont Fabros Technology, Inc. (REIT)                                        6,479                                126,988
Federal Home Loan Mortgage Corp.                                             1,123                                 38,261
Federal National Mortgage Assoc.                                            13,429                                536,891
Fortress Investment Group LLC (Class A)                                      8,412                                131,059
Goldman Sachs Group, Inc.                                                       36                                  7,742
Greenhill & Company, Inc.                                                    2,088                                138,810
HCC Insurance Holdings, Inc.                                                18,858                                540,848
Legg Mason, Inc.                                                             2,049                                149,884
Metlife, Inc.                                                                6,258                                385,618
Prologis (REIT)                                                              1,570                                 99,507
SL Green Realty Corp. (REIT)                                                   691                                 64,581
State Street Corp.                                                          27,358                              2,221,469 (e)
SunTrust Banks, Inc.                                                         6,697                                418,496
US Bancorp                                                                     286                                  9,078
Zions Bancorporation                                                         1,645                                 76,805
                                                                                                                9,273,685

HEALTHCARE - 7.4%
Abbott Laboratories                                                         22,081                              1,239,848 (h)
Accuray Inc.                                                                 6,153                                 93,649 (a)
Aetna, Inc.                                                                 15,262                                881,076
Alcon, Inc.                                                                  1,030                                147,331
Amgen, Inc.                                                                 37,968                              1,763,234 (a)
Amylin Pharmaceuticals, Inc.                                                 4,892                                181,004 (a)
Arthrocare Corp.                                                             1,932                                 92,833 (a)
Barr Pharmaceuticals, Inc.                                                   3,480                                184,788 (a)
Baxter International, Inc.                                                     591                                 34,308
Bristol-Myers Squibb Co.                                                     1,108                                 29,384
Covidien Ltd.                                                                   72                                  3,189
DaVita, Inc.                                                                   514                                 28,964 (a)
DENTSPLY International, Inc.                                                 4,712                                212,134
Gen-Probe Inc.                                                               2,323                                146,186 (a)
Gilead Sciences, Inc.                                                       19,739                                908,191 (a)
Hologic, Inc.                                                                4,521                                310,321 (a)
Johnson & Johnson                                                              408                                 27,214
Lifecell Corp.                                                               4,269                                184,037 (a)
Lincare Holdings Inc.                                                        2,557                                 89,904 (a)
Masimo Corp.                                                                 8,374                                330,354 (a)
McKesson Corp.                                                                 550                                 36,030
Medco Health Solutions, Inc.                                                   100                                 10,140 (a)
Medtronic Inc.                                                              23,757                              1,194,264
Psychiatric Solutions Inc.                                                   7,561                                245,732 (a)
Resmed, Inc.                                                                16,226                                852,352 (a)
Thermo Electron Corp.                                                        5,994                                345,734 (a)
UnitedHealth Group, Inc.                                                    38,444                              2,237,441
Vertex Pharmaceuticals, Inc.                                                 5,912                                137,336 (a)
Wyeth                                                                       24,259                              1,072,005 (h)
                                                                                                               13,018,983

INDUSTRIALS - 3.3%
Cooper Industries Ltd.                                                       2,660                                140,660
Corporate Executive Board Co.                                                1,992                                119,719
Deere & Co.                                                                    437                                 40,693
Dover Corp.                                                                 24,269                              1,118,558
Eaton Corp.                                                                    179                                 17,354
General Dynamics Corp.                                                         591                                 52,593
Harsco Corp.                                                                 5,524                                353,923
Hexcel Corp.                                                                23,734                                576,262 (a,h)
ITT Corp.                                                                    1,255                                 82,881
Joy Global, Inc.                                                             3,062                                201,541
Northrop Grumman Corp.                                                          71                                  5,583
Rockwell Collins, Inc.                                                          95                                  6,837
SAIC, Inc.                                                                   7,358                                148,043 (a)
Textron Inc.                                                                26,097                              1,860,716
3M Co.                                                                         550                                 46,376
United Technologies Corp.                                                   14,008                              1,072,173
                                                                                                                5,843,912

INFORMATION TECHNOLOGY - 10.6%
Activision, Inc.                                                             8,129                                241,431 (a,h)
Affiliated Computer Services, Inc. (Class A)                                 2,824                                127,362 (a)
Analog Devices, Inc.                                                           975                                 30,907
Automatic Data Processing, Inc.                                             16,166                                719,872
Blackboard, Inc.                                                             1,258                                 50,634 (a)
Cisco Systems, Inc.                                                         80,719                              2,185,063 (a)
Citrix Systems, Inc.                                                         4,081                                155,119 (a)
Cogent, Inc.                                                                 8,716                                 97,183 (a)
Corning Incorporated                                                        19,363                                464,518
Dell, Inc.                                                                     266                                  6,520 (a)
DST Systems, Inc.                                                            2,137                                176,409 (a)
EMC Corp.                                                                      343                                  6,356 (a)
Fidelity National Information Services, Inc.                                 4,718                                196,222
Harris Corp.                                                                 1,482                                 92,892
Hewlett-Packard Co.                                                          1,064                                 53,711
Hittite Microwave Corp.                                                      4,646                                221,893 (a)
Intel Corp.                                                                 53,688                              1,431,322
International Business Machines Corp.                                          725                                 78,372
Intuit Inc.                                                                 32,332                              1,022,014 (a)
Juniper Networks, Inc.                                                       7,909                                262,579 (a)
Lam Research Corp.                                                             300                                 12,969 (a)
Macrovision Corp.                                                           11,796                                216,221 (a)
Marvell Technology Group Ltd.                                                5,186                                 72,500 (a)
Maxim Integrated Products, Inc.                                              4,238                                112,223
Mettler Toledo International Inc.                                            1,476                                167,969 (a)
Microchip Technology Inc.                                                   13,995                                439,723
Microsoft Corp.                                                             47,396                              1,687,297 (h)
Molex, Inc. (Class A)                                                       28,175                                740,157
National Semiconductor Corp.                                                 1,087                                 24,610
Neustar, Inc. (Class A)                                                      9,274                                265,978 (a)
Oracle Corp.                                                                68,808                              1,553,685 (a)
Paychex, Inc.                                                               32,984                              1,194,680
QUALCOMM, Inc.                                                              52,765                              2,076,303
Salesforce.com, Inc.                                                         2,700                                169,263 (a)
Texas Instruments Incorporated                                               1,070                                 35,738
THQ, Inc.                                                                    4,269                                120,343 (a)
Western Union Co.                                                           58,274                              1,414,893
Yahoo! Inc.                                                                 31,870                                741,296 (a)
                                                                                                               18,666,227

MATERIALS - 1.3%
Alcoa, Inc.                                                                    473                                 17,288
Allegheny Technologies Incorporated                                          5,413                                467,684
Cabot Corp.                                                                  3,017                                100,587
Freeport-McMoRan Copper & Gold Inc. (Class B)                                  254                                 26,020
Martin Marietta Materials, Inc.                                              1,306                                173,176
Monsanto Co.                                                                11,547                              1,289,685
Praxair, Inc.                                                                2,657                                235,702
                                                                                                                2,310,142

TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (Class A)                                               3,592                                153,019 (a)
AT&T, Inc.                                                                     355                                 14,754
Clearwire Corp. (Class A)                                                    2,637                                 36,153 (a)
NII Holdings Inc. (Class B)                                                 41,128                              1,987,305 (a)
Sprint Nextel Corp. (Series 1)                                                 143                                  1,878
Syniverse Holdings, Inc.                                                     6,951                                108,297 (a)
Verizon Communications Inc.                                                    904                                 39,496
                                                                                                                2,340,902

UTILITIES - 0.5%
American Electric Power Company, Inc.                                          260                                 12,106
Constellation Energy Group, Inc.                                               358                                 36,706
Dominion Resources, Inc.                                                     1,465                                 69,514
DTE Energy Co.                                                               2,482                                109,109
Edison International                                                           473                                 25,244
Entergy Corp.                                                                  296                                 35,378
ITC Holdings Corp.                                                           5,714                                322,384
PPL Corp.                                                                    2,611                                136,007
SCANA Corp.                                                                  3,028                                127,630
                                                                                                                  874,078

TOTAL DOMESTIC EQUITY                                                                                          76,277,979
 (COST $68,531,517)

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 29.9%
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 29.0%

CONSUMER DISCRETIONARY - 2.0%
Accor S.A.                                                                   2,056                                164,427
China Travel International Inv                                             115,777                                 76,319
DaimlerChrysler AG (Regd.)                                                   3,134                                304,707
Esprit Holdings Ltd.                                                        10,000                                149,922
Gafisa S.A.                                                                  2,382                                 44,415
Koninklijke Philips Electronics N.V.                                        22,201                                958,189
Koninklijke Philips Electronics N.V. ADR                                       800                                 34,200
LVMH Moet Hennessy Louis Vuitton S.A.                                        2,005                                242,369
Megainfo Holdings Ltd.                                                     164,195                                 20,847 (a)
ON*Media Corp.                                                               6,080                                 45,403 (a)
Prajay Engineers Syndicate Ltd.                                              4,761                                 48,437
Reed Elsevier PLC                                                           15,364                                207,815
Renault S.A.                                                                 1,300                                184,384
Swatch Group AG                                                              1,035                                311,967
Toyota Motor Corp.                                                          11,616                                628,032
Urbi Desarrollos Urbanos S.A. de C.V.                                       11,655                                 40,258 (a)
                                                                                                                3,461,691

CONSUMER STAPLES - 2.4%
British American Tobacco PLC                                                 1,699                                 66,457
China Mengniu Dairy Company Ltd.                                            12,000                                 43,938
Diageo PLC                                                                  26,076                                560,593
Diageo PLC ADR                                                                 189                                 16,222
Groupe Danone                                                                9,283                                833,334
IOI Corp.                                                                   28,750                                 67,376
ITC Ltd.                                                                    12,408                                 66,298
Metro AG                                                                     3,619                                303,924
Nestle S.A. (Regd.)                                                          2,671                              1,226,799
Nestle S.A. ADR                                                                254                                 29,083
Shinsegae Company Ltd.                                                          40                                 31,024 (a)
Shiseido Company Ltd.                                                       20,000                                473,526
Tesco PLC                                                                   51,887                                492,934
Tiger Brands Ltd.                                                            1,923                                 47,271
                                                                                                                4,258,779

ENERGY - 3.0%
Acergy S.A.                                                                 19,693                                439,750
BG Group, PLC                                                               31,011                                709,901
CAT Oil AG                                                                   2,041                                 44,910 (a)
China Petroleum & Chemical Corp.                                            26,000                                 39,213
China Shenhua Energy Company Ltd.                                            9,000                                 53,729
LUKOIL ADR                                                                     821                                 71,016
OAO Gazprom ADR                                                             12,436                                705,121 (h)
Paladin Resources Ltd.                                                      42,192                                251,547 (a)
Pan Asia Environmental Protection Group Ltd.                                82,000                                 31,549 (a)
PetroChina Company Ltd.                                                      4,000                                  7,131
Petroleo Brasileiro S.A. ADR                                                 9,775                                940,551 (h)
Saipem S.p.A.                                                               23,924                                959,449
Tesco Corp.                                                                  3,905                                111,956 (a)
Thai Oil PCL                                                                18,200                                 46,736
TMK OAO GDR                                                                  2,690                                121,050 (a,b)
Total S.A.                                                                   9,732                                808,615
                                                                                                                5,342,224

FINANCIALS - 5.4%
Allianz AG (Regd.)                                                             716                                154,878
AXA S.A.                                                                     7,743                                310,073
Banca Intesa S.p.A.                                                         69,845                                552,452
Banco do Brasil S.A.                                                         2,895                                 49,443
Banco Santander Central Hispano S.A. (Regd.)                                31,835                                688,391
Bank of Yokohama Ltd.                                                       37,704                                264,601
BNP Paribas                                                                  4,658                                505,455
CapitaLand Ltd.                                                             56,000                                243,926
China Vanke Company Ltd.                                                     9,450                                 24,542
Chinatrust Financial Holding Company Ltd.                                   41,000                                 29,137 (a)
Credit Agricole S.A.                                                         7,699                                259,683
Dubai Islamic Bank                                                          27,156                                 81,336
Egyptian Financial Group-Hermes Holding                                      7,934                                 94,928
Emaar Properties                                                            13,175                                 53,452
Hung Poo Real Estate Development Corp.                                      38,500                                 28,429
Kookmin Bank                                                                 5,122                                377,563 (a)
Lloyds TSB Group, PLC                                                       25,598                                240,509
Megaworld Corp.                                                            316,030                                 28,713
Metropolitan Bank & Trust                                                   21,000                                 27,729
Mitsubishi Estate Company Ltd.                                              28,982                                699,158
Mitsubishi UFJ Financial Group, Inc.                                        71,889                                673,748
Nomura Holdings, Inc.                                                       48,099                                815,894
Ping An Insurance Group                                                      5,000                                 53,608
Plaza Centers N.V.                                                           6,583                                 30,139 (a)
Prudential PLC                                                              31,767                                450,236
PT Bank Niaga                                                              497,747                                 47,695
Reliance Capital Ltd. ADR                                                    1,469                                 96,421 (a,b)
Royal Bank of Scotland Group, PLC                                           49,964                                441,595
Samsung Fire & Marine Insurance Company Ltd.                                   260                                 70,274
Siam Commercial Bank PCL                                                    24,100                                 61,171
Sony Financial Holdings Inc.                                                    89                                340,178 (a)
Standard Bank Group, Ltd.                                                    2,925                                 42,833
State Bank of India Ltd. GDR                                                   496                                 60,512
Sumitomo Realty & Development Company Ltd.                                   7,000                                173,253
Sun Hung Kai Properties Ltd.                                                14,248                                302,231
Swiss Reinsurance                                                            1,662                                118,101
Tisco Bank PCL                                                              29,718                                 26,026
Tisco Bank PCL                                                               1,777                                  1,583
Unibail-Rodamco (REIT)                                                       1,037                                227,301
UniCredito Italiano S.p.A.                                                  89,033                                739,370
Woori Investment & Securities Co Ltd                                         2,140                                 60,241
                                                                                                                9,546,808

HEALTHCARE - 0.8%
GlaxoSmithKline PLC ADR                                                        400                                 20,156
Novartis AG ADR                                                                136                                  7,386
Roche Holding AG                                                             6,800                              1,174,827
Smith & Nephew PLC ADR                                                       2,362                                135,626
Teva Pharmaceutical Industries Ltd. ADR                                      1,249                                 58,054
Yuhan Corp.                                                                    221                                 47,928 (a)
                                                                                                                1,443,977

INDUSTRIALS - 4.7%
ABB Ltd. (Regd.)                                                            24,392                                702,793
ABB Ltd. ADR                                                                   946                                 27,245
ACS Actividades de Construccion y Servicios S.A.                               574                                 34,114
Alstom                                                                       2,055                                441,663
Asahi Glass Company Ltd.                                                    23,003                                308,656
Brambles Ltd.                                                               18,291                                185,177
CAE, Inc.                                                                   66,973                                903,197
Canadian National Railway Co.                                                8,472                                400,445
China Communications Construction Company Ltd.                              35,898                                 94,839
China High Speed Transmission Equipment Group Company Ltd.                  26,000                                 69,356 (a)
China Infrastructure Machinery Holdings Ltd.                                13,712                                 21,735
Daewoo Shipbuilding & Marine Engineering Company Ltd.                          523                                 28,830 (a)
Doosan Heavy Industries and Construction Company Ltd.                          770                                103,648 (a)
East Japan Railway Co.                                                          61                                503,442
Empresas ICA Sociedad Controladora S.A. de C.V.                              9,415                                 62,101 (a)
Enka Insaat ve Sanayi AS                                                     4,482                                 78,380
Fraser and Neave Ltd.                                                        6,000                                 24,593
Gamuda BHD                                                                  23,048                                 33,593
Group 4 Securicor PLC                                                       46,846                                225,961
Group 4 Securicor PLC                                                       39,268                                191,313
Hyundai Development Co.                                                        765                                 74,780 (a)
Hyunjin Materials Company Ltd.                                               1,286                                 55,229 (a)
Italian-Thai Development PCL                                                82,284                                 20,275
Italian-Thai Development PCL NVDR                                           80,656                                 19,754
IVRCL Infrastructures & Projects Ltd.                                        3,281                                 46,524
Jaiprakash Associates Ltd.                                                   8,025                                 86,602
Komatsu Ltd.                                                                 9,811                                266,978
Larsen & Toubro Ltd.                                                         2,560                                270,516
Mitsubishi Heavy Industries Ltd.                                            80,000                                344,448
Murray & Roberts Holdings Ltd.                                               2,778                                 41,461
Orascom Construction Industries                                              4,227                                439,838
Orkla ASA                                                                   12,344                                239,271
Sandvik AB                                                                  21,986                                378,441
Schneider Electric S.A.                                                      1,436                                194,582
Siemens AG (Regd.)                                                           6,195                                985,989
United Tractors Tbk PT                                                      39,000                                 45,259
Vinci S.A.                                                                   4,605                                341,013
                                                                                                                8,292,041

INFORMATION TECHNOLOGY - 2.4%
AAC Acoustic Technologies Holdings Inc.                                     34,661                                 46,675 (a)
Alibaba.com Ltd.                                                            26,837                                 96,887 (a,b)
Delta Electronics Inc.                                                      18,011                                 61,639
HON HAI Precision Industry Company Ltd.                                     13,480                                 83,953
Hoya Corp.                                                                   2,800                                 89,227
Ibiden Company Ltd.                                                          9,000                                624,357
Kingdee International Software Group Company Ltd.                               24                                     19
MediaTek Inc.                                                                5,030                                 65,289
Nidec Corp.                                                                  3,058                                226,650
Nintendo Company Ltd.                                                          100                                 59,885
Nokia OYJ                                                                   30,347                              1,176,662
Research In Motion Ltd.                                                      5,895                                668,493 (a)
Samsung Electronics Company Ltd.                                               840                                498,947
Sohu.com Inc.                                                                  787                                 42,907 (a)
Taiwan Semiconductor Manufacturing Company Ltd.                             216,693                                414,218
Taiwan Semiconductor Manufacturing Company Ltd. ADR                          2,069                                 20,607
                                                                                                                4,176,415

MATERIALS - 3.8%
Anglo Platinum Ltd.                                                          1,876                                277,255
Barrick Gold Corp.                                                           1,250                                 52,562
Bayer AG                                                                     9,057                                828,009
BHP Billiton PLC                                                            36,221                              1,114,690
China Grand Forest                                                         302,242                                 63,957 (a)
Eurasian Natural Resources Corp.                                             2,089                                 26,614 (a)
Israel Chemicals Ltd.                                                        6,136                                 78,131
Linde AG                                                                     4,669                                617,440
Maanshan Iron & Steel                                                       36,000                                 23,962
Makhteshim-Agan Industries Ltd.                                              6,763                                 62,078 (a)
MMC Norilsk Nickel ADR                                                         250                                 67,687
Novozymes (Series B)                                                         3,655                                417,096
PAN American Silver Corp.                                                      429                                 14,985 (a)
Polymetal GDR                                                                6,513                                 46,503 (a,b)
POSCO                                                                           70                                 43,000
Potash Corp of Saskatchewan                                                  6,429                                934,694
Rio Tinto PLC (Regd.)                                                        5,720                                605,406
Samling Global Ltd.                                                         70,000                                 14,094
Sinofert Holdings Ltd.                                                     100,000                                 93,493
Syngenta AG (Regd)                                                           1,296                                330,253
Toray Industries Inc.                                                      117,999                                924,219
Vedanta Resources PLC                                                        1,377                                 56,082
                                                                                                                6,692,210

TELECOMMUNICATION SERVICES - 3.0%
America Movil S.A. de C.V. ADR (Series L)                                    9,916                                608,743 (h)
Bharti Airtel Ltd.                                                           3,695                                 92,809 (a)
China Mobile Ltd.                                                            7,997                                141,430
Hellenic Telecommunications Organization S.A.                               14,875                                548,050
Mobile Telesystems OJSC ADR                                                  2,368                                241,038
MTN Group, Ltd.                                                             33,420                                626,214
Orascom Telecom Holding SAE                                                  1,407                                 23,438
Orascom Telecom Holding SAE GDR                                                731                                 60,673
Philippine Long Distance Telephone Co.                                         206                                 15,846
Singapore Telecommunications Ltd.                                          133,622                                371,314
Telekom Malaysia Bhd                                                        15,200                                 51,479
Telekomunikasi Indonesia Tbk PT (Series B)                                  43,000                                 46,468
Telenor ASA                                                                 53,396                              1,275,934
Turkcell Iletisim Hizmet AS ADR                                              1,259                                 34,711
Vodafone Group, PLC                                                        282,705                              1,056,850
Vodafone Group, PLC ADR                                                        402                                 15,003
                                                                                                                5,210,000

UTILITIES - 1.5%
CEZ                                                                          1,009                                 75,677
E.ON AG                                                                      3,976                                846,331
First Philippine Holdings Corp.                                                 14                                     25
National Grid PLC                                                           21,344                                354,345
PNOC Energy Development Corp.                                              388,192                                 61,133
RWE AG                                                                       1,356                                190,324
Suez S.A.                                                                    6,462                                439,983
Veolia Environnement                                                         8,279                                755,914
                                                                                                                2,723,732

TOTAL COMMON STOCK                                                                                             51,147,877
 (COST $36,880,687)

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.9%
-----------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                           21,000                                271,820
Cia Vale do Rio Doce                                                         6,119                                174,460
Cia Vale do Rio Doce ADR                                                    36,591                              1,023,816 (h)
NET Servicos de Comunicacao S.A.                                             2,704                                 32,964 (a)
Petroleo Brasileiro S.A.                                                       900                                 44,697

TOTAL PREFERRED STOCK                                                                                           1,547,757
 (COST $734,192)

TOTAL FOREIGN EQUITY                                                                                           52,695,634
 (COST $37,614,879)

                                                                  PRINCIPAL AMOUNT                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 19.7%
-----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 6.9%
U.S. Treasury Bonds
 4.50%                                      02/15/36                    $   35,000                          $      35,189
 4.75%                                      02/15/37                     1,428,000                              1,494,545
U.S. Treasury Notes
 3.63%                                      10/31/09                     1,585,000                              1,600,755
 4.25%                                      09/30/12                     1,942,000                              2,009,834
 4.50%                                      11/15/10 - 05/15/17            515,000                                533,677
 4.63%                                      11/15/09 - 02/15/17          1,773,000                              1,853,053
 4.75%                                      08/15/17                     1,855,000                              1,959,047
 4.88%                                      06/30/12                     2,550,000                              2,704,301
                                                                                                               12,190,401

FEDERAL AGENCIES - 0.2%
Federal Home Loan Mortgage Corp.
 4.88%                                      02/09/10                       335,000                                343,654

AGENCY MORTGAGE BACKED - 5.4%
Federal Home Loan Mortgage Corp.
 4.50%                                      06/01/33 - 02/01/35             98,282                                 92,954 (h)
 5.00%                                      07/01/35 - 10/01/35            193,433                                188,867 (h)
 5.50%                                      05/01/20                        11,182                                 11,326 (h)
 6.00%                                      04/01/17 - 05/01/35            192,397                                195,703 (h)
 6.50%                                      01/01/27 - 07/01/36            188,929                                194,769 (h)
 7.00%                                      10/01/16 - 08/01/36             49,482                                 51,717 (h)
 7.50%                                      11/01/09 - 09/01/33             25,163                                 26,560 (h)
 8.00%                                      04/01/30 - 11/01/30              4,242                                  4,527 (h)
 9.00%                                      04/01/16 - 06/01/21              4,387                                  4,714 (h)
 6.00%                                      TBA                            300,000                                304,406 (c)
Federal National Mortgage Assoc.
 4.00%                                      05/01/19 - 06/01/19             83,263                                 80,329 (h)
 4.50%                                      05/01/18 - 02/01/35            399,318                                388,018 (h)
 5.00%                                      07/01/20 - 08/01/35            394,002                                385,603 (h)
 5.26%                                      04/01/37                        41,728                                 42,042 (i)
 5.44%                                      04/01/37                         3,862                                  3,898 (i)
 5.50%                                      03/01/14 - 08/01/35            335,340                                339,220 (h)
 5.53%                                      04/01/37                        52,851                                 53,598 (i)
 5.59%                                      04/01/37                        93,656                                 95,201 (i)
 5.62%                                      03/01/37                         3,302                                  3,343 (i)
 5.63%                                      06/01/37                        66,587                                 67,641 (i)
 5.66%                                      05/01/37                        29,271                                 29,719 (i)
 5.68%                                      04/01/37                        34,454                                 35,028 (i)
 5.70%                                      04/01/37                        65,824                                 66,879 (i)
 5.71%                                      04/01/37                        55,045                                 55,933 (i)
 5.72%                                      04/01/37                        17,096                                 17,405 (i)
 5.85%                                      06/01/37                        83,617                                 85,224 (i)
 6.00%                                      07/01/14 - 08/01/35            453,336                                461,136 (h)
 6.04%                                      10/01/37                        59,856                                 61,009 (i)
 6.50%                                      01/01/15 - 02/01/35            680,461                                701,539 (h)
 7.00%                                      10/01/16 - 06/01/36            168,854                                176,561 (h)
 7.50%                                      12/01/09 - 03/01/34             67,719                                 71,488 (h)
 8.00%                                      12/01/11 - 11/01/33             33,340                                 35,261 (h)
 8.50%                                      07/01/30 - 05/01/31              2,979                                  3,205 (h)
 9.00%                                      06/01/09 - 12/01/22             20,826                                 21,943 (h)
 5.00%                                      TBA                          1,263,000                              1,240,002 (c)
 5.50%                                      TBA                          1,905,000                              1,902,619 (c)
 6.00%                                      TBA                            838,000                                850,831 (c)
 6.50%                                      TBA                            190,000                                195,284 (c)
Government National Mortgage Assoc.
 4.50%                                      08/15/33 - 09/15/34            173,177                                166,650 (h)
 5.00%                                      08/15/33                        33,906                                 33,464 (h)
 6.00%                                      04/15/30 - 09/15/36             84,092                                 86,214 (h)
 6.50%                                      02/15/24 - 08/15/36            186,144                                192,564 (h)
 7.00%                                      03/15/12 - 09/15/36             73,698                                 77,107 (h)
 8.00%                                      09/15/29 - 06/15/30                277                                    301 (h)
 8.50%                                      10/15/17                        43,201                                 46,575 (h)
 9.00%                                      11/15/16 - 12/15/21             51,813                                 55,730 (h)
 5.50%                                      TBA                            300,000                                301,219 (c)
                                                                                                                9,505,326

AGENCY COLLATERALIZED  MORTGAGE OBLIGATIONS - 0.7%
Collateralized Mortgage
Obligation Trust (Class B)
 3.74%                                      11/01/18                         1,570                                  1,423 (d,f,h)
Federal Home Loan Mortgage Corp.
 1.42%                                      04/15/37                       136,623                                 10,330 (g,i)
 1.72%                                      05/15/37                       179,081                                 13,014 (g,i)
 1.79%                                      04/25/37                       106,663                                  8,083 (g,i)
 2.12%                                      12/15/30                       245,674                                 15,355 (g,h,i)
 2.75%                                      09/15/36                       127,851                                 14,183 (g,i)
 4.30%                                      12/15/33                        35,255                                 29,539 (h,i)
 4.50%                                      04/15/13 - 03/15/19            265,586                                 22,150 (g,h)
 5.00%                                      04/15/14 - 12/01/34          1,276,395                                218,713 (g,h)
 5.50%                                      04/15/17 - 06/15/33            162,343                                 25,743 (g,h)
 5.50%                                      04/15/26                       123,962                                125,590
 7.50%                                      01/15/16                        10,071                                 10,434 (h)
 7.50%                                      07/15/27                        12,311                                  2,161 (g,h)
 8.00%                                      04/15/20                           646                                    673 (h)
 8.00%                                      02/01/23 - 07/01/24              4,779                                  1,084 (g,h)
 8.61%                                      11/15/37                        99,500                                 73,996 (d,f)
 21.57%                                     09/25/43                       368,153                                  4,149 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
 6.04%                                      08/01/27                         1,047                                    850 (d,f,h)
Federal National Mortgage Assoc.
 1.59%                                      05/25/37 - 06/25/37          1,588,663                                105,332 (g,i)
 1.91%                                      03/25/37                       108,048                                 10,180 (g,i)
 2.14%                                      10/25/29                        64,434                                  3,900 (g,h,i)
 2.34%                                      07/25/37                       246,738                                 22,939 (g,i)
 2.74%                                      09/25/42                       228,319                                 17,909 (g,h,i)
 2.79%                                      04/25/17 - 10/25/17            134,236                                  9,506 (g,h,i)
 2.84%                                      08/25/16                        37,788                                  1,972 (g,h,i)
 4.50%                                      05/25/18                        31,452                                  2,649 (g,h)
 4.75%                                      11/25/14                        18,789                                    756 (g,h)
 5.00%                                      08/25/17 - 02/25/32             49,721                                  4,125 (g,h)
 5.00%                                      10/25/35                        25,000                                 22,490
 5.50%                                      03/25/29 - 01/25/33            241,132                                233,578
 8.00%                                      07/25/14                        10,021                                 10,109 (h)
 39.31%                                     12/25/42                       173,246                                  5,089 (d,g,h,i)
Federal National Mortgage Assoc. (Class 2)
 5.50%                                      12/01/33 - 05/25/37             25,184                                  6,003 (g)
Federal National Mortgage Assoc. (Class S)
 2.24%                                      02/25/31                        70,289                                  3,644 (g,h,i)
Federal National Mortgage Assoc. REMIC
 4.50%                                      11/25/13                        35,220                                  1,011 (g,h)
 5.00%                                      10/25/22                        40,007                                  5,945 (g,h)
 5.91%                                      03/25/31                        66,215                                 67,856 (h,i)
Federal National Mortgage Assoc.
REMIC (Class B)
 4.49%                                      12/25/22                         1,764                                  1,533 (d,f,h)
Federal National Mortgage Assoc.
REMIC (Class J)
 1080.91%                                   03/25/22                             4                                     15 (g,h)
Federal National Mortgage Assoc.
REMIC (Class K)
 1008.00%                                   05/25/22                            10                                    206 (g,h)
Federal National Mortgage Assoc.
STRIPS (Class 1)
 5.31%                                      11/01/34                        86,025                                 65,007 (d,f,h)
Federal National Mortgage Assoc.
STRIPS (Class 2)
 5.00%                                      08/01/34                       368,913                                 94,303 (g)
 7.50%                                      11/01/23                        32,787                                  9,211 (g,h)
 8.00%                                      08/01/23 - 07/01/24             10,631                                  2,502 (g,h)
 8.50%                                      03/01/17 - 07/25/22              3,909                                    900 (g,h)
 9.00%                                      05/25/22                         1,818                                    497 (g,h)
                                                                                                                1,286,637

ASSET BACKED - 0.7%
Bear Stearns Asset Backed Securities Inc.
(Class A)
 5.24%                                      01/25/34                         8,643                                  8,285 (h,i)
Capital One Master Trust (Class C)
 6.70%                                      06/15/11                        64,000                                 64,482 (b,h)
Carmax Auto Owner Trust
 4.35%                                      03/15/10                        44,000                                 43,848 (h)
Chase Funding Mortgage Loan
Asset-Backed Certificates
 5.37%                                      03/25/32                        10,622                                 10,451 (h,i)
Citibank Credit Card Issuance Trust
 4.45%                                      04/07/10                        40,000                                 39,940 (h)
Fleet Home Equity Loan Trust (Class A)
 5.20%                                      01/20/33                        16,156                                 15,319 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
 4.15%                                      10/15/10                        48,716                                 48,564 (h)
Mid-State Trust
 7.54%                                      07/01/35                         6,469                                  6,892 (h)
Peco Energy Transition Trust
 6.52%                                      12/31/10                        29,000                                 30,747 (h)
Residential Asset Mortgage Products, Inc.
 5.11%                                      03/25/34                         4,357                                  4,342 (h,i)
Residential Asset Securities Corp.
 5.37%                                      07/25/32                         5,269                                  4,917 (h,i)
Residential Asset Securities Corp.
(Class A)
 4.16%                                      07/25/30                        24,769                                 24,447 (h,i)
Swift Master Auto Receivables Trust
(Class A)
 5.13%                                      06/15/12                     1,000,000                                956,602 (i)
Wells Fargo Home Equity Trust
 3.97%                                      05/25/34                        17,056                                 16,019 (h,i)
                                                                                                                1,274,855

CORPORATE NOTES - 3.4%
Abbey National PLC
 7.95%                                      10/26/29                        37,000                                 42,435 (h)
AES Ironwood LLC
 8.86%                                      11/30/25                       110,250                                120,723
American Electric Power Company, Inc.
(Series D)
 5.25%                                      06/01/15                        64,000                                 61,590 (h)
American International Group, Inc.
 5.85%                                      01/16/18                        45,000                                 45,324
American Railcar Industries, Inc.
 7.50%                                      03/01/14                        30,000                                 28,350
Amgen Inc.
 5.85%                                      06/01/17                        45,000                                 45,704 (b)
Archer-Daniels-Midland Co.
 6.45%                                      01/15/38                        30,000                                 30,671
Arizona Public Service Co.
 6.25%                                      08/01/16                        20,000                                 20,353 (h)
BAC CAP TRUST V
 5.63%                                      03/08/35                        58,000                                 49,207 (h)
Banco Santander Chile
 5.38%                                      12/09/14                        61,000                                 61,036 (b,h)
Bear Stearns Companies Inc.
 5.85%                                      07/19/10                        30,000                                 29,966
 6.95%                                      08/10/12                       105,000                                107,961
BellSouth Corp.
 4.20%                                      09/15/09                        50,000                                 49,692 (h)
 6.55%                                      06/15/34                        11,000                                 11,334 (h)
BJ Services Co.
 5.75%                                      06/01/11                        90,000                                 92,390 (h)
Bristol-Myers Squibb Co.
 5.88%                                      11/15/36                        30,000                                 29,639
British Telecommunications PLC
 8.63%                                      12/15/10                        35,000                                 38,318 (h)
Cadbury Schweppes US Finance LLC
 3.88%                                      10/01/08                        54,000                                 53,673 (b,h)
Capital One Bank
 6.50%                                      06/13/13                        29,000                                 28,588 (h)
Cargill Inc.
 6.00%                                      11/27/17                        75,000                                 74,829 (b)
Carolina Power & Light Co.
 5.15%                                      04/01/15                        26,000                                 25,790 (h)
 5.70%                                      04/01/35                        13,000                                 12,543 (h)
 6.13%                                      09/15/33                        13,000                                 13,275 (h)
Chubb Corp.
 6.00%                                      05/11/37                        40,000                                 38,337
Citigroup Capital
 8.30%                                      12/21/57                        15,000                                 15,842 (i)
Citigroup, Inc.
 5.13%                                      02/14/11                        70,000                                 70,457
Consumers Energy Co.
 5.15%                                      02/15/17                        38,000                                 36,311 (h)
COX Communications, Inc.
 7.13%                                      10/01/12                        20,000                                 21,387
 7.75%                                      11/01/10                        35,000                                 37,437
CSX Transportation, Inc.
 9.75%                                      06/15/20                         5,000                                  6,455 (h)
DaimlerChrysler NA Holding Corp.
 4.05%                                      06/04/08                        38,000                                 37,854 (h)
Diageo Capital PLC
 5.20%                                      01/30/13                        30,000                                 30,196
Dominion Resources, Inc. (Series B)
 6.30%                                      09/30/66                       120,000                                116,319 (i)
Dover Corp.
 6.50%                                      02/15/11                        30,000                                 31,244
DP WORLD Ltd.
 6.85%                                      07/02/37                       100,000                                 95,064 (b)
Duke Energy Corp.
 5.38%                                      01/01/09                        15,000                                 15,102
EI Du Pont de Nemours & Co.
 4.88%                                      04/30/14                        30,000                                 29,268
El Paso Electric Co.
 6.00%                                      05/15/35                        25,000                                 23,372
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao
da Paraiba
 10.50%                                     07/19/13                        60,000                                 64,800 (b,h)
FirstEnergy Corp. (Series B)
 6.45%                                      11/15/11                        13,000                                 13,424 (h)
GMAC LLC
 5.63%                                      05/15/09                        90,000                                 84,912
Goldman Sachs Group, Inc.
 6.60%                                      01/15/12                       110,000                                117,002 (h)
 6.88%                                      01/15/11                        35,000                                 37,035
GTE Corp.
 6.94%                                      04/15/28                        17,000                                 18,209 (h)
 7.51%                                      04/01/09                        38,000                                 39,158 (h)
HSBC Bank USA NA
 4.63%                                      04/01/14                       100,000                                 94,744
HSBC Capital Funding LP (Series 1)
 9.55%                                      12/31/49                        48,000                                 52,463 (b,h,i)
HSBC Finance Corp.
 6.75%                                      05/15/11                        30,000                                 31,708
Hydro Quebec
 8.50%                                      12/01/29                        25,000                                 35,494
Idearc, Inc.
 8.00%                                      11/15/16                        85,000                                 77,987
IIRSA Norte Finance Ltd.
 8.75%                                      05/30/24                       111,706                                126,507 (b,h)
ING Capital Funding TR III
 8.44%                                      12/29/49                        50,000                                 53,263 (i)
ING Groep N.V.
 5.78%                                      12/29/49                        50,000                                 46,509 (i)
International Steel Group Inc.
 6.50%                                      04/15/14                        40,000                                 41,066
iStar Financial, Inc. (REIT)
 7.00%                                      03/15/08                        32,000                                 31,945 (h)
JBS S.A.
 9.38%                                      02/07/11                       100,000                                 97,880
JP Morgan Chase & Co.
 7.00%                                      11/15/09                        60,000                                 62,467
JP Morgan Chase Bank
 5.88%                                      06/13/16                        30,000                                 30,482
Kansas Gas & Electric
 5.65%                                      03/29/21                        31,461                                 30,400 (h)
Kazkommerts International BV
 7.00%                                      11/03/09                         5,000                                  4,675 (b)
Libbey Glass Inc.
 11.91%                                     06/01/11                        40,000                                 42,150 (i)
Majestic Star Casino LLC
 9.50%                                      10/15/10                       100,000                                 94,500
Marfrig Overseas Ltd.
 9.63%                                      11/16/16                       100,000                                 99,375 (b)
Markel Corp.
 7.35%                                      08/15/34                        20,000                                 21,057
McDonald's Corp.
 5.80%                                      10/15/17                        30,000                                 30,940
Mediacom LLC
 9.50%                                      01/15/13                       135,000                                125,381 (h)
Merck & Company, Inc.
 5.75%                                      11/15/36                         5,000                                  4,972
Metropolitan Life Global Funding I
 4.25%                                      07/30/09                        60,000                                 60,037 (b)
Midamerican Energy Holdings Co.
 6.13%                                      04/01/36                        50,000                                 49,881
Mizuho Financial Group Cayman Ltd.
 8.38%                                      12/29/49                        40,000                                 40,418
Munich Re America Corp. (Series B)
 7.45%                                      12/15/26                        30,000                                 33,386
Nelnet, Inc.
 5.13%                                      06/01/10                        71,000                                 68,043 (h)
Nevada Power Co. (Series N)
 6.65%                                      04/01/36                        35,000                                 35,434
NGPL PipeCo LLC
 7.12%                                      12/15/17                        32,000                                 32,811 (b)
Nisource Finance Corp.
 7.88%                                      11/15/10                        15,000                                 15,922
Norfolk Southern Corp.
 6.00%                                      04/30/08                        35,000                                 35,123 (h)
Norfolk Southern Railway Co.
 9.75%                                      06/15/20                        17,000                                 23,199 (h)
Northeast Utilities (Series B)
 3.30%                                      06/01/08                        22,000                                 21,778 (h)
NorthWestern Corp.
 5.88%                                      11/01/14                        88,000                                 86,736 (h)
Ohio Power Co. (Series E)
 6.60%                                      02/15/33                        22,000                                 22,100 (h)
OPTI Canada Inc.
 8.25%                                      12/15/14                        42,000                                 41,580 (b)
Pacific Gas & Electric Co.
 5.80%                                      03/01/37                        30,000                                 28,729
PanAmSat Corp.
 9.00%                                      08/15/14                        82,000                                 82,410 (h)
Pemex Finance Ltd.
 9.03%                                      02/15/11                        50,050                                 53,477 (h)
Pemex Project Funding Master Trust
 6.13%                                      08/15/08                         2,000                                  2,006
 7.88%                                      02/01/09                        16,000                                 16,484
Petrobras International Finance Co.
 5.88%                                      03/01/18                        45,000                                 45,017
PNC Preferred Funding Trust I
 6.52%                                      12/31/49                       140,000                                125,913 (b,i)
Public Service Company of Colorado
 7.88%                                      10/01/12                        50,000                                 55,793
Puget Sound Energy, Inc.
 3.36%                                      06/01/08                        22,000                                 21,824 (h)
 5.48%                                      06/01/35                        38,000                                 32,812 (h)
Puget Sound Energy, Inc. (Series A)
 6.97%                                      06/01/67                        60,000                                 53,781 (i)
Rabobank Capital Funding Trust
 5.25%                                      12/29/49                        60,000                                 53,702 (b,h,i)
Rock-Tenn Co.
 8.20%                                      08/15/11                        80,000                                 82,800
Royal Bank of Scotland Group PLC
 5.00%                                      10/01/14                        20,000                                 19,187
Sabine Pass LNG LP
 7.50%                                      11/30/16                       100,000                                 95,500
Security Benefit Life Insurance
 8.75%                                      05/15/16                        25,000                                 28,784 (b)
Sierra Pacific Resources
 8.63%                                      03/15/14                       120,000                                128,224
Simon Property Group, L.P. (REIT)
 4.60%                                      06/15/10                        38,000                                 37,774 (h)
Southern Copper Corp.
 7.50%                                      07/27/35                        20,000                                 21,182
Sovereign Capital Trust VI
 7.91%                                      06/13/36                        95,000                                 91,832
Sprint Capital Corp.
 7.63%                                      01/30/11                       205,000                                213,092
Stallion Oilfield Finance Corp.
 9.75%                                      02/01/15                        64,000                                 58,880 (b)
Standard Chartered Bank Hong Kong Ltd.
 4.38%                                      12/03/14                        70,000                                 69,314 (i)
Stewart Enterprises, Inc.
 6.25%                                      02/15/13                        50,000                                 47,000 (h)
Telecom Italia Capital S.A.
 6.20%                                      07/18/11                        25,000                                 25,722
Telefonica Emisiones SAU
 5.86%                                      02/04/13                        75,000                                 77,169
Time Warner, Inc.
 6.88%                                      05/01/12                         6,000                                  6,315 (h)
TNK-BP Finance S.A.
 6.63%                                      03/20/17                       100,000                                 91,250 (b)
Tronox Worldwide LLC
 9.50%                                      12/01/12                        65,000                                 62,725
UBS Preferred Funding Trust I
 8.62%                                      10/29/49                        40,000                                 42,746 (i)
Valspar Corp.
 5.63%                                      05/01/12                        30,000                                 30,335
Verizon Global Funding Corp.
 7.25%                                      12/01/10                        70,000                                 74,954
Verizon Pennsylvania, Inc.
 8.35%                                      12/15/30                        20,000                                 23,940
Weatherford International, Inc.
 5.95%                                      06/15/12                        45,000                                 46,425 (b)
Wells Fargo & Co.
 5.63%                                      12/11/17                        15,000                                 15,104
Westar Energy, Inc.
 7.13%                                      08/01/09                        34,000                                 34,923 (h)
Westlake Chemical Corp.
 6.63%                                      01/15/16                        80,000                                 75,600
                                                                                                                5,927,714

NON-AGENCY COLLATERALIZED  MORTGAGE OBLIGATIONS - 2.3%
Banc of America Commercial Mortgage Inc.
 4.13%                                      07/10/42                       100,000                                 98,510
Banc of America Commercial Mortgage Inc.
(Class A)
 5.79%                                      05/11/35                        93,642                                 95,674
Banc of America Funding Corp.
 5.74%                                      03/20/36                        31,859                                 32,929 (h,i)
 5.82%                                      02/20/36                        63,834                                 62,424 (h,i)
Banc of America Mortgage Securities
(Class B)
 5.38%                                      01/25/36                        31,826                                 30,262 (h,i)
Bank of America Alternative Loan Trust
 6.50%                                      07/25/35                        44,702                                 44,424 (h)
Bear Stearns Commercial Mortgage Securities
 5.48%                                      10/12/41                        79,000                                 79,579 (i)
 5.49%                                      03/11/39                        35,000                                 35,352 (h,i)
 5.53%                                      10/12/41                        79,000                                 79,039 (i)
 6.02%                                      02/14/31                        92,964                                 93,605 (h)
Countrywide Alternative Loan Trust
 6.00%                                      03/25/36                        19,957                                  2,522 (h)
Countrywide Alternative Loan Trust
(Class B)
 6.00%                                      05/25/36 - 08/25/36             34,558                                 17,718 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
 5.65%                                      02/25/36                        24,479                                 20,744 (h,i)
Crusade Global Trust (Class A)
 5.16%                                      09/18/34                        16,150                                 16,121 (h,i)
CS First Boston Mortgage Securities Corp.
 5.25%                                      08/25/34                        19,246                                 19,011
 5.33%                                      10/25/35                        39,345                                 31,640 (h,i)
 5.37%                                      07/15/37                       789,596                                 17,068 (b,d,h,i)
CS First Boston Mortgage Securities Corp.
(Class A)
 5.44%                                      09/15/34                        99,228                                100,381
 6.53%                                      06/15/34                       100,000                                104,181
DLJ Commercial Mortgage Corp.
 6.24%                                      11/12/31                       229,604                                230,742 (h)
DLJ Commercial Mortgage Corp. (Class A)
 7.18%                                      11/10/33                        89,858                                 94,029
First Union-Lehman Brothers-Bank of America
 6.56%                                      11/18/35                        18,002                                 17,989 (h)
GMAC Commercial Mortgage Securities, Inc.
 6.42%                                      05/15/35                       271,057                                271,787 (h)
 6.47%                                      04/15/34                        49,911                                 51,762 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
 5.29%                                      12/10/41                     1,236,445                                 22,430 (d,h,i)
Greenwich Capital Commercial Funding Corp.
 5.12%                                      04/10/37                        62,818                                 62,925 (h)
Indymac INDA Mortgage Loan Trust
 5.14%                                      01/25/36                        63,850                                 57,417 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
 5.14%                                      01/25/36                        63,850                                 60,236 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
 1.11%                                      01/12/39                     1,121,129                                 29,523 (b,h,i)
 6.20%                                      02/12/51                        15,000                                 12,882 (b,i)
 6.47%                                      11/15/35                        45,511                                 47,533 (h)
LB-UBS Commercial Mortgage Trust
 4.06%                                      09/15/27                       101,278                                 99,989 (h,i)
 5.20%                                      01/18/12                     1,056,887                                 22,353 (d,h,i)
 5.26%                                      09/15/39                        50,000                                 50,187 (h)
 6.97%                                      01/15/36                       546,263                                 31,646 (b,d,h)
 7.70%                                      10/15/35                       433,170                                 17,363 (b,d,h,i)
 8.47%                                      03/15/36                       907,474                                 23,733 (b,d,h,i)
 8.57%                                      02/15/40                       881,204                                 17,708 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class B)
 6.65%                                      07/14/16                        28,000                                 29,749 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
 6.24%                                      07/15/40                        30,000                                 25,792 (i)
LB-UBS Commercial Mortgage Trust (Class X)
 8.36%                                      12/15/39                       788,515                                 12,987 (b,d,h,i)
Master Alternative Loans Trust
 5.00%                                      08/25/18                        58,901                                  9,038 (g,h)
 6.50%                                      08/25/34 - 05/25/35            100,360                                 99,689 (h)
Master Alternative Loans Trust (Class 3)
 6.50%                                      01/25/35                        41,171                                 41,088 (h)
Merrill Lynch Mortgage Trust (Class A)
 5.61%                                      05/12/39                        80,000                                 81,274 (h,i)
Merrill Lynch/Countrywide Commercial
Mortgage Trust (Class A)
 5.49%                                      03/12/51                       200,000                                201,050 (i)
MLCC Mortgage Investors, Inc.
 5.37%                                      02/25/36                        49,996                                 47,951 (h,i)
Morgan Stanley Capital I
 5.28%                                      12/15/43                        31,000                                 31,171 (i)
 5.33%                                      12/15/43                        31,000                                 30,954 (i)
 5.39%                                      11/12/41                        88,000                                 82,651 (i)
 5.71%                                      07/12/44                       100,000                                101,596 (h)
 7.11%                                      04/15/33                        68,528                                 70,113 (h)
Morgan Stanley Dean Witter Capital I
 7.20%                                      10/15/33                        22,505                                 23,443 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
 6.54%                                      02/15/31                        18,528                                 19,175 (h)
Nomura Asset Securities Corp. (Class A)
 6.59%                                      03/15/30                        72,775                                 72,944 (h)
PNC Mortgage Acceptance Corp. (Class A)
 6.36%                                      03/12/34                       100,000                                103,699
Puma Finance Ltd. (Class A)
 5.02%                                      03/25/34                        43,979                                 42,569 (h,i)
 5.44%                                      10/11/34                        24,871                                 24,721 (h,i)
Residential Accredit Loans, Inc.
 6.00%                                      01/25/36                       155,690                                129,455 (h)
Residential Asset Securitization Trust
(Class A)
 5.27%                                      05/25/35                       217,694                                196,705 (h,i)
Structured Asset Securities Corp. (Class X)
 15.58%                                     02/25/28                        47,466                                  1,187 (d,i)
Wachovia Bank Commercial Mortgage Trust
(Class E)
 5.90%                                      02/15/51                        90,000                                 77,864 (i)
Wells Fargo Mortgage Backed
Securities Trust
 5.50%                                      01/25/36                        63,997                                 52,566 (h)
Wells Fargo Mortgage Backed
Securities Trust
(Class B)
 5.50%                                      03/25/36                       250,074                                209,757 (h)
                                                                                                                4,022,606

SOVEREIGN BONDS - 0.1%
Government of Bahamas
 6.63%                                      05/15/33                        26,000                                 29,731 (b,h)
Government of Canada
 7.50%                                      09/15/29                        50,000                                 64,757
Government of Manitoba Canada
 4.90%                                      12/06/16                        35,000                                 35,882
Government of Panama
 6.70%                                      01/26/36                        30,000                                 31,650
                                                                                                                  162,020

TOTAL BONDS AND NOTES                                                                                          34,713,213
(COST $35,182,089)

                                                                  NUMBER OF SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                           11,984                              $ 346,697 (o)
Industrial Select Sector SPDR Fund                                          37,775                              1,479,269 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                     1,825,966
 (COST $1,452,745)

TOTAL INVESTMENTS IN SECURITIES                                                                               165,512,792
 (COST $142,781,230)

                                                                  NUMBER OF SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.0%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
 4.96%                                                                  14,066,160                          $  14,066,160 (d,k)
 (COST $14,066,160)

TOTAL INVESTMENTS                                                                                             179,578,952
 (COST $156,847,390)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.9)%                                                            (3,291,126)
                                                                                                            -------------
NET ASSETS  - 100.0%                                                                                        $ 176,287,826
                                                                                                            =============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following long futures contracts open at December 31, 2007 (unaudited):

                                                                           NUMBER OF             CURRENT       UNREALIZED
DESCRIPTION                                            EXPIRATION DATE     CONTRACTS      NOTIONAL VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 2 Yr. Futures                         March 2008             6              1,261,500              452
U.S.Treasury Notes 10 Yr. Futures                        March 2008            12              1,360,688            3,498
                                                                                                            -------------
                                                                                                            $       3,950
                                                                                                            =============

GE GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                                PRINCIPAL AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 88.7%
-----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 74.2%
U.S. Treasury Bonds
 4.75%                                                     02/15/37                    $8,239,000             $ 8,622,937 (j)
U.S. Treasury Notes
 3.63%                                                     10/31/09                     6,340,000               6,403,020
 4.25%                                                     09/30/12                     7,652,000               7,919,284 (j)
 4.50%                                                     03/31/09 - 05/15/17          8,775,000               8,922,910 (h,j)
 4.63%                                                     11/15/09 - 02/15/17         25,874,000              26,836,268 (h,j)
 4.75%                                                     05/31/12 - 08/15/17          5,237,000               5,529,633 (j)
 4.88%                                                     05/31/09 - 06/30/12         24,326,000              25,068,426 (h,j)
                                                                                                               89,302,478

FEDERAL AGENCIES - 13.6%
Federal Home Loan Mortgage Corp.
 4.88%                                                     02/09/10                     3,040,000               3,118,530 (h)
 5.00%                                                     04/18/17                     2,500,000               2,597,245
 5.25%                                                     07/18/11                    10,150,000              10,636,987 (h)
                                                                                                               16,352,762

AGENCY MORTGAGE BACKED - 0.8%
Federal Home Loan Mortgage Corp.
 6.50%                                                     04/01/31                         2,684                   2,775 (h)
 7.00%                                                     12/01/26 - 02/01/30              3,185                   3,340 (h)
 7.50%                                                     02/01/09 - 04/01/12            215,400                 221,662 (h)
Federal National Mortgage Assoc.
 6.00%                                                     06/01/35                        71,260                  72,404 (h)
 7.50%                                                     12/01/23                        79,697                  84,077 (h)
 9.00%                                                     06/01/09 - 07/01/21             23,617                  25,002 (h)
 5.00%                                                     TBA                            158,000                 157,654 (c)
Government National Mortgage Assoc.
 8.50%                                                     05/15/21 - 03/15/23             12,815                  13,963 (h)
 9.00%                                                     07/15/16                       307,493                 330,695 (h)
                                                                                                                 911,572

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Morgan Stanley Dean Witter Capital I (Class A)
 6.54%                                                     02/15/31                       144,522                 149,574 (h)

TOTAL BONDS AND NOTES                                                                                         106,716,386
 (COST $103,645,792)

                                                                                PRINCIPAL AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 11.2%
-----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 4.8%
Accredited Mortgage Loan Trust (Class A)
 5.17%                                                     07/25/34                     $ 236,007            $    227,858 (i)
Bear Stearns Asset Backed Securities Inc. (Class A)
 5.24%                                                     01/25/34                         5,612                   5,380 (i)
Option One Mortgage Loan Trust (Class A)
 5.71%                                                     02/25/33                       394,643                 370,758 (i)
Providian Gateway Master Trust (Class A)
 5.39%                                                     07/15/11                       800,000                 800,625 (b,i)
Residential Asset Mortgage Products, Inc.
 5.20%                                                     12/25/33                         6,272                   6,265 (i)
Residential Asset Securities Corp. (Class A)
 5.51%                                                     11/25/33                       599,020                 572,915 (i)
Structured Asset Securities Corp.
 5.07%                                                     02/25/35                        19,871                  19,868 (i)
Swift Master Auto Receivables Trust (Class A)
 5.13%                                                     06/15/12                     4,000,000               3,826,406 (i)
                                                                                                                5,830,075

CORPORATE NOTES - 1.7%
Prudential Financial, Inc.
 5.26%                                                     06/13/08                     2,000,000               2,001,544 (i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
Banc of America Large Loan
 5.24%                                                     03/15/22                     1,500,000               1,461,005 (b,i)
Bear Stearns Asset Backed Securities Trust (Class A)
 5.04%                                                     07/25/36                     1,482,980               1,460,550 (i)
Crusade Global Trust (Class A)
 5.16%                                                     09/18/34                       405,346                 404,608 (i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
 5.20%                                                     10/15/17                       186,356                 186,073 (b,i)
Nomura Asset Acceptance Corp.
 5.00%                                                     03/25/37                     1,674,178               1,669,942 (i)
Residential Accredit Loans, Inc.
 5.17%                                                     03/25/34                       277,067                 275,686 (i)
Thornburg Mortgage Securities Trust (Class A)
 5.21%                                                     04/25/43                       187,177                 187,120 (i)
                                                                                                                5,644,984

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                             13,476,603
 (COST $13,781,946)

TOTAL INVESTMENTS IN SECURITIES                                                                               120,192,989
 (COST $117,427,738)

                                                                                NUMBER OF SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.0%
-----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.8%
GEI Short Term Investment Fund
 4.96%                                                                                  9,399,194            $  9,399,194 (d,k)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 16.2%
GEI Short Term Investment Fund
 4.96%                                                                                 19,505,069              19,505,069 (d,k)

TOTAL SHORT-TERM INVESTMENTS                                                                                   28,904,263
 (COST $28,904,263)

TOTAL INVESTMENTS                                                                                             149,097,252
 (COST $146,332,001)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (23.9)%                                                          (28,790,181)
                                                                                                             ------------
NET ASSETS - 100%                                                                                            $120,307,071
                                                                                                             ============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Government Securities Fund had the following long futures contracts open at December 31, 2007 (unaudited):

                                                                          NUMBER OF          CURRENT           UNREALIZED
DESCRIPTION                                          EXPIRATION DATE      CONTRACTS   NOTIONAL VALUE         APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures                        March 2008           46           $9,671,500         $     13,420
U.S. Treasury Notes 10Yr. Futures                       March 2008          113           12,813,141               59,861
                                                                                                             ------------
                                                                                                             $     73,281
                                                                                                             ============

GE SHORT-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                                 PRINCIPAL AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 91.9%
--------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 47.0%
U.S. Treasury Notes
 4.63%                                                 11/30/08 - 10/31/11           $ 36,345,000            $ 37,293,891 (h,j)
 4.75%                                                 02/15/10                           910,000                 941,331 (j)
 4.88%                                                 05/31/08 - 08/15/09              8,270,000               8,322,186
                                                                                                               46,557,408

AGENCY MORTGAGE BACKED - 13.0%
Federal Home Loan Mortgage Corp.
 6.00%                                                 12/01/08 - 11/01/21                632,596                 647,120 (h)
 6.50%                                                 05/01/13                            55,154                  56,723 (h)
 7.00%                                                 02/01/12 - 04/01/36                264,826                 276,213 (h)
 7.50%                                                 01/01/16 - 08/01/30                287,387                 303,027 (h)
 8.50%                                                 01/01/09 - 11/01/20                119,793                 126,757 (h)
 8.75%                                                 08/01/08                             3,169                   3,172 (h)
Federal National Mortgage Assoc.
 4.01%                                                 06/01/33                            88,550                  88,445 (h,i)
 4.02%                                                 06/01/33                           283,503                 286,617 (h,i)
 4.12%                                                 07/01/33                           441,471                 442,634 (h,i)
 4.38%                                                 05/01/33                           391,891                 394,379 (h,i)
 5.66%                                                 05/01/37                         1,951,242               1,981,081 (h,i)
 6.00%                                                 01/01/12 - 04/01/33                528,620                 540,990 (h)
 6.50%                                                 05/01/17 - 05/01/33                566,402                 584,401 (h)
 6.65%                                                 12/01/32                            75,134                  76,041 (h,i)
 6.91%                                                 06/01/33                            70,834                  72,037 (h,i)
 6.98%                                                 06/01/33                            64,192                  65,101 (i,h)
 7.00%                                                 03/01/17 - 04/01/36              1,195,459               1,248,224 (h)
 7.02%                                                 07/01/33                            23,258                  23,631 (h,i)
 7.50%                                                 06/01/11 - 05/01/34              1,337,039               1,419,948 (h)
 8.00%                                                 03/01/22 - 11/01/33                194,317                 204,408 (h)
 8.50%                                                 02/01/18 - 07/01/31                472,092                 505,535 (h)
 9.00%                                                 08/01/10 - 03/01/31                576,562                 626,081 (h)
 9.50%                                                 09/01/21                            79,051                  86,591 (h)
 9.75%                                                 02/01/21                            95,239                 108,091 (h)
Government National Mortgage Assoc.
 6.00%                                                 06/15/25 - 07/15/35                493,171                 505,662 (h)
 6.50%                                                 09/15/16 - 09/15/35              1,395,255               1,444,431 (h)
 7.00%                                                 12/15/18 - 05/15/32                275,922                 290,173 (h)
 7.50%                                                 02/15/09 - 01/15/25                320,524                 336,426 (h)
 8.00%                                                 07/15/17                            99,253                 104,453 (h)
 9.00%                                                 08/15/09 - 12/15/09                 54,870                  55,083 (h)
 9.50%                                                 12/15/09                             6,074                   6,220 (h)
                                                                                                               12,909,695

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6%
Federal Home Loan Mortgage Corp.
 3.25%                                                 07/15/23                           303,166                 300,729 (h)
 5.00%                                                 11/15/12                            76,367                     955 (g,h)
 5.00%                                                 12/15/20 - 11/15/22              1,204,124               1,203,907 (h)
 5.50%                                                 04/15/26 - 12/25/29             15,524,910              15,728,557 (h)
 6.00%                                                 02/15/27                         2,817,641               2,858,842
 6.50%                                                 02/15/14                           622,118                  58,788 (g,h)
 8.00%                                                 01/15/34                           185,140                 185,168 (h)
Federal National Mortgage Assoc.
 5.00%                                                 08/25/29                           388,559                 386,687 (h)
 5.50%                                                 06/25/25 - 12/25/28              6,910,564               6,985,901 (h)
 6.25%                                                 04/25/33                         1,418,290               1,450,309 (h)
 8.33%                                                 05/25/18                        18,138,308                  48,538 (d,g,h,i)
 16.75%                                                07/25/44                         3,922,154                 181,134 (d,g,h)
Federal National Mortgage Assoc. REMIC
 5.50%                                                 02/25/31                           981,874                 980,219 (h)
                                                                                                               30,369,734

ASSET BACKED - 0.1%
Security National Asset Sec
Series Trust (Class A)
 6.36%                                                 12/25/35                           120,614                 118,201 (b,h)

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 1.2%
Bank of America Alternative Loan Trust (Class 4)
 6.50%                                                 06/25/35                           318,082                 311,197 (h)
First Union National Bank
Commercial Mortgage (Class I)
 1.13%                                                 10/15/32                        12,100,952                 328,770 (b,h,i)
LB Commercial Conduit Mortgage Trust (Class B)
 6.36%                                                 10/15/35                           500,000                 504,218 (h)
                                                                                                                1,144,185

TOTAL BONDS AND NOTES                                                                                          91,099,223
 (COST $90,533,024)

-----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 12.9%
-----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 7.8%
Countrywide Asset-Backed Certificates
 4.98%                                                 06/25/35                           493,483                 485,397 (i)
Discover Card Master Trust I (Class A)
 5.05%                                                 05/15/11                           500,000                 497,631 (i)
GSAMP Trust
 4.98%                                                 05/25/36                           805,335                 660,375 (b,i)
 5.02%                                                 12/25/35                           500,000                 496,114 (i)
Nissan Auto Lease Trust
 5.10%                                                 02/15/13                         1,000,000                 985,156 (i)
Providian Master Note Trust (Class A)
 5.06%                                                 01/15/13                         2,000,000               1,995,938 (b,i)
Residential Asset Securities Corp.
 5.12%                                                 01/25/36                         1,618,356               1,506,335 (i)
Residential Asset Securities Corp. (Class A)
 5.51%                                                 11/25/33                           119,804                 114,583 (i)
Superior Wholesale Inventory Financing
Trust (Class A)
 5.21%                                                 06/15/10                         1,000,000                 995,728 (i)
                                                                                                                7,737,257

CORPORATE NOTES - 1.8%
Countrywide Financial Corp.
 5.20%                                                 09/02/08                         2,000,000               1,712,224 (i)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.3%
Banc of America Large Loan
 5.24%                                                 03/15/22                           500,000                 487,002 (b,i)
Crusade Global Trust (Class A)
 5.16%                                                 09/18/34                           170,684                 170,372 (i)
JP Morgan Alternative Loan Trust
 4.93%                                                 08/25/36                           553,941                 552,942 (i)
Nomura Asset Acceptance Corp.
 5.00%                                                 03/25/37                           837,089                 834,971 (i)
Residential Accredit Loans, Inc.
 5.05%                                                 07/25/36                         1,344,178               1,132,882 (i)
 5.17%                                                 03/25/34                           114,785                 114,213 (i)
                                                                                                                3,292,382

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                             12,741,863
 (COST $13,560,900)

TOTAL INVESTMENT IN SECURITIES                                                                                103,841,086
 (COST $104,093,924)

                                                                                     NUMBER OF SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.6%
-----------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 8.0%
GEI Short Term Investment Fund
 4.96%                                                                                   7,949,270            $  7,949,270 (d,k)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES  ON LOAN - 8.6%
GEI Short Term Investment Fund
 4.96%                                                                                   8,508,763               8,508,763 (d,k)

TOTAL SHORT-TERM INVESTMENTS                                                                                   16,458,033
 (COST $16,458,033)

TOTAL INVESTMENTS                                                                                              20,299,119
 (COST $120,551,957)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (21.4)%                                                          (21,182,297)

                                                                                                             ------------
NET ASSETS - 100.0%                                                                                          $ 99,116,822
                                                                                                             ============

GE TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  PRINCIPAL AMOUNT                   VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 98.0%
-------------------------------------------------------------------------------------------------------------------------

ARKANSAS - 1.2%
Arkansas Housing Development Agency
 8.38%                                                    07/01/11       $ 315,000                $    367,889 (l)

CALIFORNIA - 6.4%
City of San Diego CA
 8.88%                                                    02/01/11         140,000                     152,020 (l)
Los Angeles Department of Water & Power
(Series A) (AMBAC Insured)
 5.00%                                                    07/01/37       1,000,000                   1,044,200 (n)
Sacramento Municipal Utility District
 6.80%                                                    10/01/19          48,000                      56,826 (l)
 9.00%                                                    04/01/13         600,000                     691,926 (l)
                                                                                                     1,944,972

COLORADO - 1.0%
City of Colorado Springs
 8.50%                                                    11/15/11          65,000                      73,484 (l)
Denver City & County CO
 7.00%                                                    08/01/10         210,000                     223,301 (l)
                                                                                                       296,785

CONNECTICUT - 10.0%
City of New Haven CT (AMBAC Insured)
 5.38%                                                    12/01/12       1,000,000                   1,087,190 (n)
Connecticut State Health & Educational
Facility Authority
 7.00%                                                    07/01/12         330,000                     357,380 (l)
South Central Regional Water Authority
Water System Revenue (Series A) (MBIA Insured)
 5.00%                                                    08/01/26       1,500,000                   1,587,345 (n)
                                                                                                     3,031,915

FLORIDA - 8.4%
City of Gainesville FL
 8.13%                                                    10/01/14         145,000                     166,519 (l)
County of Sarasota FL (Series A) (FGIC Insured)
 5.00%                                                    10/01/24         500,000                     522,660 (n)
Jacksonville Health Facilities Authority
 11.50%                                                   10/01/12         200,000                     271,050 (l)
North Broward Hospital District
 5.25%                                                    01/15/12         740,000                     790,638
Seminole Indian Tribe of Florida (Series A)
 5.50%                                                    10/01/24         500,000                     481,165 (b)
State of Florida
 10.00%                                                   07/01/14         235,000                     297,898 (l)
                                                                                                     2,529,930

GEORGIA - 3.4%
Columbus Medical Center Hospital Authority
 7.75%                                                    07/01/10         140,000                     149,244 (l)
Metropolitan Atlanta Rapid Transit Authority
 7.00%                                                    07/01/11         435,000                     476,738 (l)
Private Colleges & Universities Authority (Series A)
 6.00%                                                    06/01/11         390,000                     404,157
                                                                                                     1,030,139

HAWAII - 1.9%
State of Hawaii (FSA Insured)
 5.75%                                                    02/01/14         500,000                     563,830 (n)

ILLINOIS - 1.7%
Chicago Metropolitan Water Reclamation District-
Greater Chicago (Series D)
 5.00%                                                    12/01/10         500,000                     526,115

INDIANA - 3.1%
Indiana Toll Road Commission
 9.00%                                                    01/01/15         580,000                     728,927 (l)
Purdue University (Series P)
 5.25%                                                    07/01/11         200,000                     213,508
                                                                                                       942,435

IOWA - 2.1%
Muscatine IA
 9.70%                                                    01/01/13         560,000                     633,326 (l)

MAINE - 1.8%
University of Maine (FSA Insured)
 5.38%                                                    03/01/12         500,000                     542,125 (n)

MARYLAND - 1.8%
County of Prince Georges MD (FSA Insured)
 5.50%                                                    05/15/12         500,000                     546,940 (n)

MASSACHUSETTS - 2.7%
Commonwealth of Massachusetts (Series A) (FSA Insured)
 5.25%                                                    12/15/12         500,000                     545,110 (n)
Massachusetts State Port Authority
 13.00%                                                   07/01/13         200,000                     257,454 (l)
                                                                                                      802,564

MICHIGAN - 2.4%
Detroit MI (Series A) (FSA Insured)
 5.25%                                                    07/01/22         500,000                     562,095 (n)
Michigan State Hospital Finance Authority
 9.00%                                                    05/01/08         175,000                     178,080 (l)
                                                                                                      740,175

MINNESOTA - 2.0%
State of Minnesota
 5.00%                                                    08/01/18         450,000                     496,404
Western Minnesota Municipal Power Agency
 6.63%                                                    01/01/16         100,000                     115,899 (l)
                                                                                                       612,303

MISSISSIPPI - 1.9%
State of Mississippi
 5.50%                                                    09/01/14         500,000                     559,670

NEW JERSEY - 7.0%
Atlantic County Improvement Authority (MBIA Insured)
 7.40%                                                    07/01/16         175,000                     211,276 (l,n)
Atlantic County Improvement Authority
(Series A) (AMBAC Insured)
 7.40%                                                    03/01/12         280,000                     303,643 (l,n)
New Jersey Economic Development Authority
(Series U) (AMBAC Insured)
 5.00%                                                    09/01/37         200,000                     209,114 (n)
New Jersey St. Transit Corporation
(AMBAC Insured)
 5.50%                                                    09/15/11         500,000                     538,680 (n)
New Jersey State Turnpike Authority
(AMBAC Insured)
 6.50%                                                    01/01/16          40,000                      46,117 (n)
 6.50%                                                    01/01/16         210,000                     244,409 (l,n)
New Jersey Transportation Trust Fund Authority
(Series C) (AMBAC Insured)
 5.75%                                                    12/15/12         500,000                     554,725 (n)
                                                                                                     2,107,964

NEW YORK - 6.7%
City of New York
 5.13%                                                    12/01/22       1,000,000                   1,059,780
Erie County Water Authority
(Series A) (AMBAC Insured)
 6.00%                                                    12/01/08         135,000                     138,008 (l,n)
New York State Dormitory Authority
 7.38%                                                    07/01/16         580,000                     686,888 (l)
New York State Dormitory Authority (Series B)
 7.50%                                                    05/15/11          65,000                      71,274
 7.50%                                                    05/15/11          55,000                      59,285 (m)
                                                                                                     2,015,235

NORTH CAROLINA - 2.8%
City of Greensboro
 5.25%                                                    06/01/23         500,000                     566,745
North Carolina Municipal Power Agency No 1 Catawba
 10.50%                                                   01/01/10         250,000                     267,905 (l)
                                                                                                      834,650

OHIO - 0.5%
Ohio State Water Development Authority
(Series I) (AMBAC Insured)
 7.00%                                                    12/01/09         160,000                     166,093 (l,n)

PENNSYLVANIA - 9.5%
Allegheny County Hospital Development Authority
 5.00%                                                    11/15/28         500,000                     427,900
 7.38%                                                    07/01/12         315,000                     344,563 (l)
City of Philadelphia (MBIA Insured)
 6.25%                                                    08/01/12         250,000                     280,695 (n)
City of Philadelphia (Series B) (MBIA Insured)
 7.00%                                                    05/15/20         380,000                     456,578 (l,n)
Delaware River Port Authority PA & NJ
 6.50%                                                    01/15/11         150,000                     158,071 (l)
Philadelphia Authority for Industrial Development
 5.25%                                                    09/01/36         500,000                     474,785
Pittsburgh Urban Redevelopment Authority
(FGIC Insured)
 7.25%                                                    09/01/14         635,000                     722,224 (l,n)
                                                                                                     2,864,816

PUERTO RICO - 0.8%
Puerto Rico Aqueduct & Sewer Authority
 10.25%                                                   07/01/09         225,000                     236,902 (l)

SOUTH CAROLINA - 5.2%
Charleston Educational Excellence Finance Corp.
 5.25%                                                    12/01/27       1,000,000                   1,031,630
Grand Strand Water & Sewer Authority (FGIC Insured)
 5.38%                                                    06/01/13         500,000                     540,380 (n)
                                                                                                    1,572,010

TEXAS - 5.3%
Texas Municipal Gas Acquisition & Supply Corp. II
 4.18%                                                    09/15/17       1,680,000                   1,598,520 (i)

VIRGINIA - 1.0%
Virginia Housing Development Authority (Series D)
 4.45%                                                    07/01/11         295,000                     305,101

WISCONSIN - 7.4%
State of Wisconsin (Series A) (FGIC Insured)
 5.25%                                                    07/01/16       1,500,000                   1,660,155 (m,n)
State of Wisconsin (Series A)
 6.60%                                                    07/01/11         525,000                     576,602 (l)
                                                                                                     2,236,757

TOTAL INVESTMENT IN SECURITIES                                                                      29,609,161
 (COST $29,081,299)

                                                                  NUMBER OF SHARES
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.7%
-------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
 4.96%                                                                     205,886                     205,886 (d,k)
 (COST $205,886)

TOTAL INVESTMENTS                                                                                   29,815,047
 (COST $29,287,185)

OTHER ASSETS AND LIABILITES, NET - 1.3%                                                                384,868

                                                                                                  ------------
NET ASSETS - 100.0%                                                                               $ 30,199,915
                                                                                                  ============

GE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                                PRINCIPAL AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 96.4%
-----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 32.5%
U.S. Treasury Bonds
 4.50%                                                 02/15/36                         $165,000             $    165,893 (j)
 4.75%                                                 02/15/37                        5,619,000                5,880,845 (j)
U.S. Treasury Notes
 3.63%                                                 10/31/09                        6,019,000                6,078,829 (j)
 4.25%                                                 09/30/12                        8,029,000                8,309,453 (j)
 4.50%                                                 11/15/10 - 05/15/17             2,257,000                2,338,740 (j)
 4.63%                                                 11/15/09 - 02/15/17             7,354,000                7,684,072 (j)
 4.75%                                                 08/15/17                        6,155,000                6,500,234 (j)
 4.88%                                                 06/30/12                        7,748,000                8,216,832 (j)
                                                                                                               45,174,898

FEDERAL AGENCIES - 1.7%
Federal Home Loan Mortgage Corp.
 4.88%                                                 02/09/10                        2,280,000                2,338,897

AGENCY MORTGAGE BACKED - 26.5%
Federal Home Loan Mortgage Corp.
 4.50%                                                 06/01/33 - 02/01/35               339,685                  321,273 (h)
 5.00%                                                 07/01/35 - 10/01/35               538,676                  525,956 (h)
 5.50%                                                 05/01/20                           75,071                   76,035 (h)
 6.00%                                                 04/01/17 - 11/01/36               831,593                  846,067 (h)
 6.50%                                                 01/01/27 - 08/01/36               653,282                  673,206 (h)
 7.00%                                                 10/01/16 - 08/01/36               209,088                  218,401 (h)
 7.50%                                                 01/01/08 - 09/01/33                57,334                   60,324 (h)
 8.00%                                                 11/01/30                           22,165                   23,718 (h)
 8.50%                                                 04/01/30 - 05/01/30                42,106                   45,211 (h)
 9.00%                                                 12/01/16                           11,206                   12,043 (h)
 9.50%                                                 04/01/21                            1,000                    1,088 (h)
 6.00%                                                 TBA                             1,120,000                1,136,451 (c)
Federal National Mortgage Assoc.
 4.00%                                                 05/01/19 - 06/01/19               329,154                  317,557 (h)
 4.50%                                                 05/01/18 - 02/01/35             1,033,394                1,009,320 (h)
 5.00%                                                 07/01/20 - 08/01/35             1,149,143                1,125,674 (h)
 5.00%                                                 07/01/35                          570,494                  576,747 (h,i)
 5.10%                                                 08/01/35                          374,735                  376,887 (h,i)
 5.26%                                                 04/01/37                          159,074                  160,271 (i)
 5.44%                                                 04/01/37                           14,688                   14,825 (i)
 5.50%                                                 03/01/14 - 07/01/37             1,053,800                1,065,733 (h)
 5.53%                                                 04/01/37                          201,348                  204,196 (i)
 5.59%                                                 04/01/37                          357,017                  362,910 (i)
 5.62%                                                 03/01/37                           12,552                   12,709 (i)
 5.63%                                                 06/01/37                          261,594                  265,733 (i)
 5.66%                                                 05/01/37                          102,440                  104,007 (i)
 5.68%                                                 04/01/37                          131,072                  133,255 (i)
 5.70%                                                 04/01/37                          250,129                  254,138 (i)
 5.71%                                                 04/01/37                          208,446                  211,809 (i)
 5.72%                                                 04/01/37                           65,039                   66,215 (i)
 5.85%                                                 06/01/37                          324,631                  330,871 (i)
 6.00%                                                 09/01/14 - 07/01/35             1,897,638                1,931,022 (h)
 6.04%                                                 10/01/37                          220,670                  224,924 (i)
 6.50%                                                 08/01/17 - 08/01/36             2,793,290                2,879,085 (h)
 7.00%                                                 08/01/13 - 06/01/36               800,789                  838,374 (h)
 7.50%                                                 12/01/09 - 03/01/34               246,553                  260,968 (h)
 8.00%                                                 12/01/12 - 11/01/33               101,553                  108,323 (h)
 8.50%                                                 05/01/31                            7,353                    7,911 (h)
 9.00%                                                 06/01/09 - 12/01/22                57,150                   60,048 (h)
 5.00%                                                 TBA                             4,511,000                4,418,461 (c)
 5.50%                                                 TBA                             6,198,000                6,190,252 (c)
 6.00%                                                 TBA                             5,729,000                5,832,926 (c)
 6.50%                                                 TBA                               101,000                  103,809 (c)
Government National Mortgage Assoc.
 4.50%                                                 08/15/33 - 09/15/34               633,201                  609,282 (h)
 6.00%                                                 04/15/27 - 09/15/36               312,410                  320,343 (h)
 6.50%                                                 04/15/19 - 08/15/36               659,176                  681,987 (h)
 7.00%                                                 03/15/12 - 10/15/36               271,373                  283,440 (h)
 7.50%                                                 01/15/23 - 10/15/33                90,813                   95,681 (h)
 8.00%                                                 12/15/29 - 02/15/30                 2,142                    2,319 (h)
 9.00%                                                 11/15/16 - 12/15/21                79,309                   85,313 (h)
 5.50%                                                 TBA                             1,400,000                1,405,687 (c)
                                                                                                               36,872,785

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Collateralized Mortgage Obligation Trust (Class B)
 3.74%                                                 11/01/18                            4,878                    4,421 (d,f,h)
Federal Home Loan Mortgage Corp.
 1.42%                                                 04/15/37                          523,835                   39,608 (g,i)
 1.72%                                                 05/15/37                          688,496                   50,033 (g,i)
 1.79%                                                 04/25/37                          403,464                   30,575 (g,i)
 2.12%                                                 12/15/30                        1,040,569                   65,036 (g,h,i)
 2.75%                                                 09/15/36                          489,362                   54,289 (g,h,i)
 4.30%                                                 12/15/33                          148,420                  124,358 (h,i)
 4.50%                                                 04/15/13 - 03/15/19               711,094                   59,177 (g,h)
 5.00%                                                 04/15/14 - 12/01/34             4,029,815                  708,473 (g,h)
 5.50%                                                 04/15/17 - 06/15/33               520,908                  103,772 (g,h)
 5.50%                                                 04/15/26                          476,776                  483,039
 5.63%                                                 06/15/33                          362,007                  370,849 (h,i)
 7.50%                                                 01/15/16                           36,018                   37,317 (h)
 7.50%                                                 07/15/27                            3,854                      677 (g,h)
 8.00%                                                 04/15/20                            1,703                    1,774 (h)
 8.00%                                                 02/01/23 - 07/01/24                10,565                    2,396 (g,h)
 8.61%                                                 11/15/37                          333,325                  247,887 (d,f)
 21.57%                                                09/25/43                        1,631,220                   18,384 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
 6.04%                                                 08/01/27                            2,409                    1,955 (d,f,h)
Federal National Mortgage Assoc.
 1.59%                                                 05/25/37 - 06/25/37             6,073,005                  402,621 (g,i)
 1.91%                                                 03/25/37                          413,402                   38,950 (g,i)
 2.14%                                                 10/25/29                          398,539                   24,120 (g,h,i)
 2.24%                                                 12/25/30                          475,292                   24,085 (g,h,i)
 2.34%                                                 07/25/37                          947,359                   88,076 (g,i)
 2.74%                                                 09/25/42                          886,471                   69,533 (g,h,i)
 2.79%                                                 04/25/17 - 10/25/17               788,702                   56,065 (g,h,i)
 2.84%                                                 08/25/16                          222,771                   11,626 (g,h,i)
 3.24%                                                 06/25/42                          324,552                   24,555 (g,h,i)
 4.00%                                                 02/25/28                           19,148                   18,954 (h)
 4.50%                                                 05/25/18                          134,993                   11,369 (g,h)
 4.75%                                                 11/25/14                           70,740                    2,846 (g,h)
 5.00%                                                 08/25/17 - 02/25/32               174,170                   16,693 (g,h)
 5.00%                                                 10/25/35                           95,000                   85,461
 5.50%                                                 03/25/29 - 01/25/33               559,014                  555,177
 8.00%                                                 07/25/14                           60,949                   61,485 (h)
 39.31%                                                12/25/42                          391,357                   11,496 (d,g,h,i)
Federal National Mortgage Assoc. (Class 2)
 5.50%                                                 12/01/33                           93,866                   22,375 (g)
Federal National Mortgage Assoc. (Class S)
 2.24%                                                 02/25/31                          374,271                   19,401 (g,h,i)
Federal National Mortgage Assoc. REMIC
 4.50%                                                 11/25/13                          136,731                    3,950 (g,h)
 5.00%                                                 10/25/22                          155,647                   23,128 (g,h)
 5.91%                                                 03/25/31                          358,680                  367,573 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
 4.49%                                                 12/25/22                            3,675                    3,192 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class J)
 1080.91%                                              03/25/22                                4                       15 (g,h)
Federal National Mortgage Assoc. REMIC (Class K)
 1008.00%                                              05/25/22                               17                      367 (g,h)
Federal National Mortgage Assoc. STRIPS (Class 1)
 5.31%                                                 11/01/34                          431,656                  326,192 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
 5.00%                                                 08/01/34                        1,461,859                  373,688 (g)
 7.50%                                                 11/01/23                           38,876                   10,922 (g,h)
 8.00%                                                 08/01/23 - 07/01/24                22,646                    5,323 (g,h)
 8.50%                                                 03/01/17 - 07/25/22                11,564                    2,649 (g,h)
 9.00%                                                 05/25/22                            3,785                    1,036 (g,h)
                                                                                                                5,066,943

ASSET BACKED - 3.4%
Accredited Mortgage Loan Trust (Class A)
 5.17%                                                 07/25/34                          170,869                  164,969 (h,i)
Bear Stearns Asset Backed Securities Inc. (Class A)
 5.24%                                                 01/25/34                           36,593                   35,076 (h,i)
Capital One Master Trust (Class C)
 6.70%                                                 06/15/11                          274,000                  276,063 (b,h)
Carmax Auto Owner Trust
 4.35%                                                 03/15/10                          173,000                  172,403 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
 5.37%                                                 03/25/32                           37,770                   37,161 (h,i)
 5.75%                                                 05/25/32                           42,004                   27,303 (h)
Citibank Credit Card Issuance Trust
 4.45%                                                 04/07/10                          229,000                  228,659 (h)
CNH Equipment Trust (Class A)
 5.19%                                                 12/15/10                          141,996                  141,907 (b,h,i)
Countrywide Asset-Backed Certificates (Class A)
 5.14%                                                 05/25/36                           36,771                   36,750 (h,i)
 5.43%                                                 08/25/32                           23,989                   23,802 (h,i)
Discover Card Master Trust I (Class A)
 5.05%                                                 05/15/11                        1,000,000                  995,262 (h,i)
 5.06%                                                 04/17/12                        1,000,000                  996,875 (h,i)
Honda Auto Receivables Owner Trust (Class A)
 4.15%                                                 10/15/10                          190,412                  189,816 (h)
Mid-State Trust
 7.54%                                                 07/01/35                           14,170                   15,096 (h)
Peco Energy Transition Trust
 6.52%                                                 12/31/10                          181,000                  191,901 (h)
Residential Asset Mortgage Products, Inc.
 5.11%                                                 03/25/34                            6,562                    6,540 (h,i)
Residential Asset Securities Corp.
 5.37%                                                 07/25/32                           10,429                    9,732 (h,i)
Residential Asset Securities Corp. (Class A)
 4.16%                                                 07/25/30                           39,540                   39,026 (h,i)
 5.45%                                                 06/25/33                           40,807                   40,208 (h,i)
Swift Master Auto Receivables Trust (Class A)
 5.13%                                                 06/15/12                        1,000,000                  956,602 (h,i)
Wachovia Asset Securitization Inc. (Class A)
 5.09%                                                 06/25/34                           74,358                   73,383 (h,i)
Wells Fargo Home Equity Trust
 3.97%                                                 05/25/34                           65,058                   61,101 (h,i)
                                                                                                                4,719,635

CORPORATE NOTES - 17.7%
Abbey National PLC
 7.95%                                                 10/26/29                          152,000                  174,326 (h)
AES Ironwood LLC
 8.86%                                                 11/30/25                          339,569                  371,828 (h)
American Electric Power Company, Inc. (Series D)
 5.25%                                                 06/01/15                          181,000                  174,186 (h)
American International Group, Inc.
 5.85%                                                 01/16/18                          173,000                  174,246
American Railcar Industries, Inc.
 7.50%                                                 03/01/14                          100,000                   94,500 (h)
Amgen Inc.
 5.85%                                                 06/01/17                          165,000                  167,582 (b,h)
Archer-Daniels-Midland Co.
 6.45%                                                 01/15/38                          116,000                  118,596
Arizona Public Service Co.
 6.25%                                                 08/01/16                           95,000                   96,679 (h)
BAC CAP TRUST V
 5.63%                                                 03/08/35                          224,000                  190,039 (h)
Banco Santander Chile
 5.38%                                                 12/09/14                          199,000                  199,117 (b,h)
Basell AF SCA
 8.38%                                                 08/15/15                          310,000                  250,325 (b)
Bear Stearns Companies Inc.
 5.85%                                                 07/19/10                          115,000                  114,871
 6.95%                                                 08/10/12                          405,000                  416,421
BellSouth Corp.
 4.20%                                                 09/15/09                          280,000                  278,274 (h)
 6.55%                                                 06/15/34                           24,000                   24,728 (h)
BJ Services Co.
 5.75%                                                 06/01/11                          295,000                  302,833 (h)
Bristol-Myers Squibb Co.
 5.88%                                                 11/15/36                           85,000                   83,977 (h)
British Telecommunications PLC
 8.63%                                                 12/15/10                          120,000                  131,375 (h)
Cadbury Schweppes US Finance LLC
 3.88%                                                 10/01/08                          214,000                  212,704 (b,h)
Capital One Bank
 6.50%                                                 06/13/13                           76,000                   74,921 (h)
Cargill Inc.
 6.00%                                                 11/27/17                          290,000                  289,338 (b)
Carolina Power & Light Co.
 5.15%                                                 04/01/15                          101,000                  100,186 (h)
 5.70%                                                 04/01/35                           58,000                   55,959 (h)
 6.13%                                                 09/15/33                           64,000                   65,356 (h)
Chubb Corp.
 6.00%                                                 05/11/37                          155,000                  148,554 (h)
Citigroup Capital
 8.30%                                                 12/21/57                           58,000                   61,255 (i)
Citigroup, Inc.
 5.13%                                                 02/14/11                          275,000                  276,794
Clarendon Alumina Production Ltd.
 8.50%                                                 11/16/21                          100,000                  104,250 (b,h)
Consumers Energy Co.
 5.15%                                                 02/15/17                          152,000                  145,245 (h)
COX Communications, Inc.
 7.13%                                                 10/01/12                          210,000                  224,568
 7.75%                                                 11/01/10                          145,000                  155,097
CSX Transportation, Inc.
 9.75%                                                 06/15/20                           82,000                  105,868 (h)
DaimlerChrysler NA Holding Corp.
 4.05%                                                 06/04/08                          145,000                  144,442 (h)
Diageo Capital PLC
 5.20%                                                 01/30/13                          117,000                  117,766
Dominion Resources, Inc. (Series B)
 6.30%                                                 09/30/66                          470,000                  455,584 (h,i)
Dover Corp.
 6.50%                                                 02/15/11                           80,000                   83,318 (h)
DP WORLD Ltd.
 6.85%                                                 07/02/37                          100,000                   95,064 (b)
Duke Energy Corp.
 5.38%                                                 01/01/09                           60,000                   60,408 (h)
EI Du Pont de Nemours & Co.
 4.88%                                                 04/30/14                          125,000                  121,950 (h)
El Paso Electric Co.
 6.00%                                                 05/15/35                          100,000                   93,486 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da Paraiba
 10.50%                                                07/19/13                          205,000                  221,400 (b,h)
FirstEnergy Corp. (Series B)
 6.45%                                                 11/15/11                          235,000                  242,665 (h)
Globo Comunicacoes e Participacoes S.A.
 7.25%                                                 04/26/22                          100,000                   96,750 (b)
GMAC LLC
 5.63%                                                 05/15/09                          340,000                  320,778
Goldman Sachs Group, Inc.
 6.60%                                                 01/15/12                          385,000                  409,507 (h)
 6.88%                                                 01/15/11                          175,000                  185,175
GTE Corp.
 6.94%                                                 04/15/28                          126,000                  134,963 (h)
 7.51%                                                 04/01/09                          145,000                  149,418 (h)
Hexion US Finance Corp.
 9.75%                                                 11/15/14                          325,000                  351,000
HSBC Bank USA NA
 4.63%                                                 04/01/14                           75,000                   71,058
HSBC Capital Funding LP (Series 1)
 9.55%                                                 12/31/49                          257,000                  280,897 (b,h,i)
HSBC Finance Corp.
 6.75%                                                 05/15/11                          125,000                  132,118
Hydro Quebec
 8.50%                                                 12/01/29                           90,000                  127,780
Idearc, Inc.
 8.00%                                                 11/15/16                          325,000                  298,187
IIRSA Norte Finance Ltd.
 8.75%                                                 05/30/24                          279,265                  316,268 (b,h)
ING Capital Funding TR III
 8.44%                                                 12/29/49                          190,000                  202,400 (i)
ING Groep N.V.
 5.78%                                                 12/29/49                          190,000                  176,734 (i)
Intergen N.V.
 9.00%                                                 06/30/17                          202,000                  212,605 (b)
International Steel Group Inc.
 6.50%                                                 04/15/14                          160,000                  164,266
Interoceanica IV Finance Ltd.
 4.03%                                                 11/30/18                          160,000                  103,568 (b,d)
 4.21%                                                 11/30/25                          160,000                   75,920 (b,d)
iStar Financial, Inc. (REIT)
 7.00%                                                 03/15/08                          210,000                  209,638 (h)
JBS S.A.
 9.38%                                                 02/07/11                          250,000                  244,700
JP Morgan Chase & Co.
 7.00%                                                 11/15/09                          235,000                  244,663 (h)
Kansas Gas & Electric
 5.65%                                                 03/29/21                          124,859                  120,648 (h)
Kazkommerts International BV
 7.00%                                                 11/03/09                           15,000                   14,025 (b)
Libbey Glass Inc.
 11.91%                                                06/01/11                          150,000                  158,062 (i)
Lippo Karawaci Finance BV
 8.88%                                                 03/09/11                          175,000                  167,514
Lukoil International Finance BV
 6.36%                                                 06/07/17                          110,000                  104,137 (b)
Majestic Star Casino LLC
 9.50%                                                 10/15/10                          405,000                  382,725 (h)
Marfrig Overseas Ltd.
 9.63%                                                 11/16/16                          250,000                  248,437 (b)
Markel Corp.
 7.35%                                                 08/15/34                           70,000                   73,701
McDonald's Corp.
 5.80%                                                 10/15/17                          116,000                  119,635
Mediacom LLC
 9.50%                                                 01/15/13                          480,000                  445,800 (h)
Merck & Company, Inc.
 5.75%                                                 11/15/36                           60,000                   59,660
Metropolitan Life Global Funding I
 4.25%                                                 07/30/09                          155,000                  155,095 (b)
Midamerican Energy Holdings Co.
 6.13%                                                 04/01/36                          135,000                  134,678
Mizuho Financial Group Cayman Ltd.
 8.38%                                                 12/29/49                          100,000                  101,044
Morgan Stanley
 5.95%                                                 12/28/17                          200,000                  199,510
Munich Re America Corp. (Series B)
 7.45%                                                 12/15/26                          115,000                  127,980 (h)
NAK Naftogaz Ukrainy
 8.13%                                                 09/30/09                          400,000                 379,000
Nakilat Inc.
 6.07%                                                 12/31/33                          100,000                   91,245 (b,h)
 6.27%                                                 12/31/33                          160,000                  145,478 (b)
Nelnet, Inc.
 5.13%                                                 06/01/10                          264,000                  253,004 (h)
Nevada Power Co. (Series N)
 6.65%                                                 04/01/36                          135,000                  136,674
NGPL PipeCo LLC
 7.12%                                                 12/15/17                          121,000                  124,067 (b)
Nisource Finance Corp.
 7.88%                                                 11/15/10                           40,000                   42,460
Norfolk Southern Corp.
 8.63%                                                 05/15/10                          185,000                  201,207 (h)
Norfolk Southern Railway Co.
 9.75%                                                 06/15/20                          146,000                  199,238 (h)
Northeast Utilities (Series B)
 3.30%                                                 06/01/08                          170,000                  168,283 (h)
Northern States Power Co.
 6.25%                                                 06/01/36                          115,000                  119,497 (h)
NorthWestern Corp.
 5.88%                                                 11/01/14                          298,000                  293,718 (h)
Ohio Power Co. (Series E)
 6.60%                                                 02/15/33                           69,000                   69,314 (h)
OPTI Canada Inc.
 8.25%                                                 12/15/14                          160,000                  158,400 (b)
Pacific Bell
 7.13%                                                 03/15/26                          140,000                  148,280 (h)
Pacific Gas & Electric Co.
 5.80%                                                 03/01/37                          120,000                  114,917
PanAmSat Corp.
 9.00%                                                 08/15/14                          321,000                  322,605 (h)
Pemex Finance Ltd.
 9.03%                                                 02/15/11                          196,950                  210,435 (h)
Pemex Project Funding Master Trust
 6.13%                                                 08/15/08                            3,000                    3,009
 7.88%                                                 02/01/09                           61,000                   62,847
Petrobras International Finance Co.
 5.88%                                                 03/01/18                          175,000                  175,066
PNC Preferred Funding Trust I
 6.52%                                                 12/31/49                          250,000                  224,845 (b,i)
Potomac Edison Co.
 5.35%                                                 11/15/14                          112,000                  108,654 (h)
Public Service Company of Colorado
 7.88%                                                 10/01/12                          200,000                  223,172 (h)
Puget Sound Energy, Inc.
 3.36%                                                 06/01/08                          163,000                  161,693 (h)
 5.48%                                                 06/01/35                          145,000                  125,205 (h)
Puget Sound Energy, Inc. (Series A)
 6.97%                                                 06/01/67                          215,000                  192,717 (i)
Rede Empresas de Energia Eletrica S.A.
 11.13%                                                04/02/49                          175,000                  171,500 (b)
Rock-Tenn Co.
 8.20%                                                 08/15/11                          315,000                  326,025
Royal Bank of Scotland Group PLC
 5.00%                                                 10/01/14                           45,000                   43,171
Sabine Pass LNG LP
 7.25%                                                 11/30/13                          200,000                  191,000
 7.50%                                                 11/30/16                          275,000                  262,625
Security Benefit Life Insurance
 8.75%                                                 05/15/16                           25,000                   28,784 (b)
Sierra Pacific Resources
 8.63%                                                 03/15/14                          460,000                  491,525
Simon Property Group, L.P. (REIT)
 4.60%                                                 06/15/10                          148,000                  147,121 (h)
Skandinaviska Enskilda Banken AB
 7.50%                                                 03/29/49                          250,000                  257,347 (b,h,i)
Southern Copper Corp.
 7.50%                                                 07/27/35                           30,000                   31,772
Sovereign Capital Trust VI
 7.91%                                                 06/13/36                          360,000                  347,995 (h)
Sprint Capital Corp.
 7.63%                                                 01/30/11                          770,000                  800,393 (h)
Stallion Oilfield Finance Corp.
 9.75%                                                 02/01/15                          256,000                  235,520 (b)
Standard Chartered Bank Hong Kong Ltd.
 4.38%                                                 12/03/14                          210,000                  207,942 (i)
Stewart Enterprises, Inc.
 6.25%                                                 02/15/13                          185,000                  173,900 (h)
Telecom Italia Capital S.A.
 6.20%                                                 07/18/11                          225,000                  231,499
Telefonica Emisiones SAU
 5.86%                                                 02/04/13                          150,000                  154,339
Time Warner, Inc.
 6.88%                                                 05/01/12                           54,000                   56,834 (h)
Titan Petrochemicals Group Ltd.
 8.50%                                                 03/18/12                          100,000                   88,500 (b)
TNK-BP Finance S.A.
 6.63%                                                 03/20/17                          100,000                   91,250 (b)
Tronox Worldwide LLC
 9.50%                                                 12/01/12                          230,000                  221,950 (h)
UBS Preferred Funding Trust I
 8.62%                                                 10/29/49                          150,000                  160,296 (i)
Valspar Corp.
 5.63%                                                 05/01/12                          125,000                  126,397
Verizon Global Funding Corp.
 7.25%                                                 12/01/10                          275,000                  294,461
Verizon Pennsylvania, Inc.
 8.35%                                                 12/15/30                           80,000                   95,759 (h)
VTB Capital S.A.
 5.49%                                                 08/01/08                          205,000                  202,950 (b,h,i)
Wells Fargo & Co.
 5.63%                                                 12/11/17                           55,000                   55,381
Westar Energy, Inc.
 7.13%                                                 08/01/09                          140,000                  143,802 (h)
Westlake Chemical Corp.
 6.63%                                                 01/15/16                          310,000                  292,950 (h)
Wisconsin Electric Power
 5.70%                                                 12/01/36                           45,000                   43,083
                                                                                                               24,572,226

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 10.5%
Banc of America Commercial Mortgage Inc.
 4.13%                                                 07/10/42                          200,000                  197,021 (h)
 5.32%                                                 10/10/11                           50,000                   50,114 (h)
Banc of America Commercial Mortgage Inc. (Class A)
 5.79%                                                 05/11/35                          280,926                  287,022 (h)
Banc of America Commercial Mortgage Inc. (Class C)
 5.70%                                                 04/10/17                          100,000                   90,566 (h)
Banc of America Funding Corp.
 5.74%                                                 03/20/36                          111,552                  115,298 (h,i)
 5.82%                                                 02/20/36                          188,565                  186,198 (h,i)
Banc of America Mortgage Securities (Class B)
 5.38%                                                 01/25/36                          107,841                  106,877 (h,i)
 5.55%                                                 02/25/36                           89,057                   91,442 (h,i)
Bank of America Alternative Loan Trust
 6.50%                                                 07/25/35                          138,850                  137,986 (h)
Bear Stearns Commercial Mortgage Securities
 5.41%                                                 03/11/39                           93,396                   94,334 (h,i)
 5.48%                                                 10/12/41                          305,000                  307,236 (h,i)
 5.53%                                                 10/12/41                          305,000                  305,149 (h,i)
 6.02%                                                 02/14/31                          420,274                  423,173 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
 5.66%                                                 06/11/40                          300,000                  304,748 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
 5.99%                                                 09/11/42                           40,000                   32,883 (b,i)
Countrywide Alternative Loan Trust
 5.98%                                                 05/25/36                           39,272                   26,239 (h,i)
 6.00%                                                 03/25/36 - 08/25/36               192,410                   43,950 (h)
Countrywide Alternative Loan Trust (Class B)
 6.00%                                                 05/25/36 - 08/25/36               133,258                   71,757 (h)
Countrywide Asset-Backed Certificates
 5.06%                                                 11/25/35                          582,924                  575,542 (h,i)
Credit Suisse Mortgage Capital Certificates (Class C)
 5.65%                                                 02/25/36                           83,229                   70,530 (h,i)
Crusade Global Trust (Class A)
 5.16%                                                 09/18/34                           39,658                   39,586 (h,i)
CS First Boston Mortgage Securities Corp.
 1.39%                                                 03/15/35                        4,025,811                  109,093 (b,h,i)
 5.25%                                                 08/25/34                           74,664                   73,752 (h)
 5.33%                                                 10/25/35                          103,260                   83,039 (h,i)
 5.37%                                                 07/15/37                        3,162,902                   68,372 (b,d,h,i)
 6.13%                                                 04/15/37                          224,440                  232,771 (h)
CS First Boston Mortgage Securities Corp. (Class A)
 5.44%                                                 09/15/34                          198,455                  200,763
 6.53%                                                 06/15/34                          200,000                  208,363
DLJ Commercial Mortgage Corp.
 6.24%                                                 11/12/31                          583,503                  586,395 (h)
DLJ Commercial Mortgage Corp. (Class A)
 7.18%                                                 11/10/33                          269,575                  282,088
First Union-Lehman Brothers-Bank of America
 6.56%                                                 11/18/35                          101,665                  101,590 (h)
GMAC Commercial Mortgage Securities, Inc.
 6.47%                                                 04/15/34                          129,349                  134,145 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
 5.29%                                                 12/10/41                        4,865,501                   88,264 (d,h,i)
Greenwich Capital Commercial Funding Corp.
 5.12%                                                 04/10/37                          305,528                  306,047 (h)
Impac CMB Trust (Class A)
 5.13%                                                 10/25/35                        1,190,579                1,157,180 (h,i)
Indymac INDA Mortgage Loan Trust
 5.14%                                                 01/25/36                           71,831                   64,594 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
 5.14%                                                 01/25/36                           71,831                   67,765 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
 1.11%                                                 01/12/39                        2,997,037                   78,923 (b,h,i)
 6.20%                                                 02/12/51                           60,000                   51,530 (b,i)
 6.47%                                                 11/15/35                          215,752                  225,339 (h)
LB-UBS Commercial Mortgage Trust
 4.06%                                                 09/15/27                          503,180                  496,777 (h,i)
 5.20%                                                 01/18/12                        4,294,269                   90,825 (d,h,i)
 6.23%                                                 03/15/26                          165,796                  167,438 (h)
 6.97%                                                 01/15/36                        1,450,813                   84,049 (b,d,h)
 7.70%                                                 10/15/35                        1,047,475                   41,986 (b,d,h,i)
 8.47%                                                 03/15/36                        3,786,533                   99,029 (b,d,h,i)
 8.57%                                                 02/15/40                        3,578,702                   71,913 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
 6.13%                                                 12/15/30                          289,600                  300,119 (h)
LB-UBS Commercial Mortgage Trust (Class B)
 6.65%                                                 07/14/16                           66,000                   70,123 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
 6.24%                                                 07/15/40                          105,000                   90,273 (i)
Master Alternative Loans Trust
 5.00%                                                 08/25/18                          156,362                   23,992 (g,h)
 6.50%                                                 08/25/34 - 05/25/35               565,670                  559,618 (h)
Master Alternative Loans Trust (Class 3)
 6.50%                                                 01/25/35                          147,962                  147,662 (h)
Merrill Lynch Mortgage Trust (Class A)
 5.61%                                                 05/12/39                          319,000                  324,081 (h,i)
MLCC Mortgage Investors, Inc.
 5.37%                                                 02/25/36                           94,112                   90,262 (h,i)
Morgan Stanley Capital I
 5.28%                                                 12/15/43                          117,000                  117,647 (i)
 5.33%                                                 12/15/43                          117,000                  116,826 (i)
 5.39%                                                 11/12/41                          341,000                  320,271 (h,i)
 5.44%                                                 02/12/44                          119,000                  118,726 (b,i)
 5.69%                                                 04/15/49                          600,000                  611,568 (h,i)
 7.11%                                                 04/15/33                          459,853                  470,489 (h)
Morgan Stanley Capital I (Class A)
 5.36%                                                 02/12/44                          225,000                  225,836 (i)
Morgan Stanley Dean Witter Capital I
 7.20%                                                 10/15/33                           64,815                   67,515 (h)
Morgan Stanley Dean Witter Capital I (Class A)
 6.54%                                                 02/15/31                           26,158                   27,073 (h)
PNC Mortgage Acceptance Corp. (Class A)
 6.36%                                                 03/12/34                          300,000                  311,097
Puma Finance Ltd. (Class A)
 5.02%                                                 03/25/34                          139,303                  134,836 (h,i)
 5.44%                                                 10/11/34                           90,091                   89,548 (h,i)
Residential Accredit Loans, Inc.
 6.00%                                                 01/25/36                          175,850                  146,217 (h)
 6.04%                                                 01/25/36                           98,577                  102,724 (h,i)
Residential Funding Mortgage Security I
 5.75%                                                 01/25/36                          195,976                  162,248 (h)
Structured Asset Securities Corp. (Class X)
 15.58%                                                02/25/28                          109,795                    2,745 (d,i)
Wachovia Bank Commercial Mortgage Trust
 5.42%                                                 04/15/47                          500,000                  500,040 (h)
Wachovia Bank Commercial Mortgage Trust (Class E)
 5.90%                                                 02/15/51                          335,000                  289,828 (i)
Wells Fargo Mortgage Backed Securities Trust
 5.39%                                                 08/25/35                          262,784                  255,484 (h,i)
 5.50%                                                 01/25/36                          102,995                   84,598 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
 5.50%                                                 03/25/36                          233,468                  195,828 (h)
                                                                                                               14,686,955

SOVEREIGN BONDS - 0.5%
Government of Bahamas
 6.63%                                                 05/15/33                          152,000                  173,811 (b,h)
Government of Canada
 7.50%                                                 09/15/29                          185,000                  239,601
Government of Manitoba Canada
 4.90%                                                 12/06/16                          130,000                  133,277
Government of Panama
 6.70%                                                 01/26/36                          115,000                  121,325
                                                                                                                  668,014

TOTAL BONDS AND NOTES                                                                                         134,100,353
 (COST $135,546,530)

                                                                                PRINCIPAL AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 9.7%
-----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 6.3%
American Express Credit Account Master Trust (Class B)
 5.14%                                                 08/15/11                       $2,000,000               $1,980,312 (b,i)
Chase Credit Card Master Trust (Class A)
 5.14%                                                 07/15/10                        1,289,000                1,289,390 (i)
Countrywide Asset-Backed Certificates
 5.30%                                                 05/25/33                            5,182                    5,121 (i)
Countrywide Asset-Backed Certificates (Class 2)
 5.47%                                                 06/25/33                            1,457                    1,426 (i)
Countrywide Asset-Backed Certificates (Class A)
 5.67%                                                 03/25/33                          151,102                  149,510 (i)
Discover Card Master Trust I (Class A)
 5.05%                                                 05/15/11                        1,172,000                1,166,447 (h,i)
Fleet Home Equity Loan Trust (Class A)
 5.20%                                                 01/20/33                          158,309                  150,111 (i)
GSAMP Trust
 5.02%                                                 12/25/35                          724,000                  718,373 (i)
Long Beach Mortgage Loan Trust
 5.15%                                                 09/25/35                        2,080,990                2,061,083 (i)
Nissan Auto Lease Trust
 5.10%                                                 02/15/13                        1,300,000                1,280,703 (i)
Residential Asset Mortgage Products, Inc. (Class A)
 5.43%                                                 06/25/32                           21,966                   21,666 (i)
                                                                                                                8,824,142

CORPORATE NOTES - 0.9%
Morgan Stanley
 4.93%                                                 05/07/09                          550,000                  543,185 (i)
Prudential Financial, Inc.
 5.26%                                                 06/13/08                          724,000                  724,559 (i)
                                                                                                                1,267,744

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Banc of America Large Loan
 5.24%                                                 03/15/22                        1,086,000                1,057,767 (b,i)
Countrywide Asset-Backed Certificates
 5.06%                                                 11/25/35                          582,924                  575,542 (h,i)
Granite Mortgages PLC (Class 1)
 5.36%                                                 01/20/43                          119,617                  119,591 (i)
Interstar Millennium Trust (Class A)
 5.26%                                                 03/14/36                           27,361                   27,392 (i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
 5.20%                                                 10/15/17                          283,335                  282,905 (b,i)
MortgageIT Trust (Class 1)
 5.13%                                                 05/25/35                        1,113,229                1,067,067 (i)
Thornburg Mortgage Securities Trust (Class A)
 5.21%                                                 04/25/43                          135,516                  135,474 (i)
Washington Mutual Inc.
 5.21%                                                 01/25/45                          177,575                  168,500 (i)
                                                                                                                3,434,238

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                             13,526,124
 (COST $13,708,380)

TOTAL INVESTMENT IN SECURITIES                                                                                147,626,477
 (COST $149,254,910)

                                                                                NUMBER OF SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 35.1%
-----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.8%
GEI Short Term Investment Fund
 4.96%                                                                                 6,736,265             $  6,736,265 (d,k)

                                                                                PRINCIPAL AMOUNT
-----------------------------------------------------------------------------------------------------

FEDERAL AGENCIES - 7.2%
Federal Home Loan Bank Discount Notes
 4.05%                                                 01/03/08                      $10,000,000                    9,997,750 (d)

COMMERCIAL PAPER - 3.6%
Rabobank USA Finance Corp.
 4.44%                                                 01/03/08                        5,000,000                    4,998,768

                                                                                NUMBER OF SHARES
-----------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 19.5%
GEI Short Term Investment Fund
 4.96%                                                                                27,138,042               27,138,042 (d,k)

TOTAL SHORT-TERM INVESTMENTS                                                                                   48,870,825
 (COST $48,870,825)

TOTAL INVESTMENTS                                                                                             196,497,302
 (COST $198,125,735)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (41.2)%                                                          (57,322,293)
                                                                                                             ------------
NET ASSETS - 100.0%                                                                                          $139,175,009
                                                                                                             ============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Fixed Income Fund had the following long futures contracts open at December 31, 2007 (unaudited):

                                                                      NUMBER OF        CURRENT                 UNREALIZED
DESCRIPTION                                 EXPIRATION DATE           CONTRACTS        NOTIONAL VALUE        APPRECIATION
------------------------------------ ----------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures               March 2008                    21            $4,415,250        $        474
U.S. Treasury Notes 10Yr. Futures              March 2008                    48             5,442,750              14,399
                                                                                                             ------------
                                                                                                             $     14,873
                                                                                                             ============

NOTES TO SCHEDULES OF INVESTMENTS - December 31,2007
(unaudited)


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2007, these securities amounted to $ 107,883; $ 110,169; $ 1,865,241; $ 9,706,760; $ 3,590,286; $ 2,447,703; $
      189,955; and $ 481,165 or 0.02%, 0.14%, 1.06%, 6.97%, 3.62%, 2.03%, 0.27%
      and 1.59% of net assets for the GE U.S. Equity Fund, GE Global Equity Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund, GE Government Securities Fund, GE International Equity Fund and GE Tax Exempt Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31,2007.

(j)   All or a portion of the security out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31,2007 (as a percentage of net assets) as follows:

      FSA                  12.77%

      AMBAC                12.51%

      FGIC                  9.62%

      MBIA                  8.40%

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

*      Less than 0.1%.

**    Denominated in USD unless otherwise indicated.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.

         Abbreviations:

ADR      American Depository Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depository Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poors Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
NVDR     Non-Voting Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  February 04, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  February 04, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  February 04, 2008